Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account B
and
Brighthouse Life Insurance Company of NY
Class VA (offered between June 15, 2001 and October 7, 2011),
Class AA and Class B
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectuses dated April 30, 2021, for the Individual Variable Deferred Annuity Contracts that are described herein.
The prospectuses concisely set forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
SAI-0421NYVAAAB

COMPANY
Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. (Prior to February 12, 2001, the Company was known as First Cova Life Insurance Company, and prior to June 1, 1995, it was known as First Xerox Life Insurance Company.) BLNY is licensed to conduct business only in the State of New York.
BLNY is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company (“BLIC”). BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLNY's executive offices are located at 285 Madison Avenue, New York, NY 10017.
Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about August 4, 2017, MetLife, Inc. (“MetLife”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Variable Annuity Account B (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, First Xerox Life Insurance Company, adopted a resolution to establish the Separate Account under New York insurance law on December 31 1992. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
SERVICES
BLNY maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLNY. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $985,793.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company of NY, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$65,611,999	$0
2019	$60,583,206	$0
2018	$51,344,997	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2020 ranged from $343 to $936,599.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $16,766,260. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $364 to $17,702,859.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.

First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class VA
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	22.778392	21.039446	0.0000
01/01/2019 to 12/31/2019	21.039446	24.430659	0.0000
01/01/2020 to 12/31/2020	24.430659	29.078898	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998466	9.736046	0.0000
01/01/2012 to 12/31/2012	9.736046	10.568199	0.0000
01/01/2013 to 12/31/2013	10.568199	11.582847	0.0000
01/01/2014 to 12/31/2014	11.582847	12.261112	0.0000
01/01/2015 to 12/31/2015	12.261112	12.160685	871.4451
01/01/2016 to 12/31/2016	12.160685	12.422836	2,221.1870
01/01/2017 to 12/31/2017	12.422836	13.918914	2,260.7286
01/01/2018 to 12/31/2018	13.918914	12.767777	2,182.4218
01/01/2019 to 12/31/2019	12.767777	14.865920	2,186.3638
01/01/2020 to 12/31/2020	14.865920	15.550851	2,227.7983
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995398	10.386712	0.0000
01/01/2020 to 12/31/2020	10.386712	10.691176	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	13,414.8780
01/01/2012 to 12/31/2012	9.545193	10.685140	13,329.8765
01/01/2013 to 12/31/2013	10.685140	12.489271	13,244.2863
01/01/2014 to 12/31/2014	12.489271	13.060633	15,067.0836
01/01/2015 to 12/31/2015	13.060633	12.788193	14,573.5244
01/01/2016 to 12/31/2016	12.788193	13.595256	14,502.4169
01/01/2017 to 12/31/2017	13.595256	15.666705	14,345.7184
01/01/2018 to 12/31/2018	15.666705	14.781656	19,479.2511
01/01/2019 to 12/31/2019	14.781656	17.422357	13,250.8821
01/01/2020 to 12/31/2020	17.422357	19.854333	13,130.5147

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	0.0000
01/01/2012 to 12/31/2012	8.837455	10.122028	0.0000
01/01/2013 to 12/31/2013	10.122028	12.487463	0.0000
01/01/2014 to 12/31/2014	12.487463	13.100436	0.0000
01/01/2015 to 12/31/2015	13.100436	12.820674	0.0000
01/01/2016 to 12/31/2016	12.820674	13.775033	0.0000
01/01/2017 to 12/31/2017	13.775033	16.483735	0.0000
01/01/2018 to 12/31/2018	16.483735	15.315622	0.0000
01/01/2019 to 12/31/2019	15.315622	18.672416	0.0000
01/01/2020 to 12/31/2020	18.672416	21.528552	0.0000
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.204295	8.658934	0.0000
01/01/2012 to 12/31/2012	8.658934	10.024592	0.0000
01/01/2013 to 12/31/2013	10.024592	12.829618	0.0000
01/01/2014 to 12/31/2014	12.829618	13.686586	0.0000
01/01/2015 to 12/31/2015	13.686586	14.372409	0.0000
01/01/2016 to 12/31/2016	14.372409	15.462206	0.0000
01/01/2017 to 12/31/2017	15.462206	19.502225	0.0000
01/01/2018 to 12/31/2018	19.502225	19.133639	0.0000
01/01/2019 to 12/31/2019	19.133639	24.591681	0.0000
01/01/2020 to 12/31/2020	24.591681	36.769780	0.0000
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	27,797.1269
01/01/2012 to 12/31/2012	10.013751	10.944060	24,556.4463
01/01/2013 to 12/31/2013	10.944060	12.251046	21,586.8612
01/01/2014 to 12/31/2014	12.251046	12.816991	20,820.2236
01/01/2015 to 12/31/2015	12.816991	12.547047	24,782.0615
01/01/2016 to 12/31/2016	12.547047	13.240317	21,792.9411
01/01/2017 to 12/31/2017	13.240317	14.749515	19,315.6379
01/01/2018 to 12/31/2018	14.749515	14.046671	21,307.0772
01/01/2019 to 12/31/2019	14.046671	16.089301	13,928.7741
01/01/2020 to 12/31/2020	16.089301	17.926087	11,859.1323
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2011 to 12/31/2011	10.344469	10.605240	0.0000
01/01/2012 to 12/31/2012	10.605240	11.560958	0.0000
01/01/2013 to 12/31/2013	11.560958	11.013615	0.0000
01/01/2014 to 12/31/2014	11.013615	11.294663	0.0000
01/01/2015 to 12/31/2015	11.294663	10.071399	0.0000
01/01/2016 to 12/31/2016	10.071399	10.821342	109.0531
01/01/2017 to 12/31/2017	10.821342	11.717341	108.8913
01/01/2018 to 12/31/2018	11.717341	10.820061	0.0000
01/01/2019 to 12/31/2019	10.820061	12.794764	0.0000
01/01/2020 to 12/31/2020	12.794764	12.997994	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998466	9.568536	0.0000
01/01/2012 to 12/31/2012	9.568536	10.297225	0.0000
01/01/2013 to 12/31/2013	10.297225	11.200807	0.0000
01/01/2014 to 12/31/2014	11.200807	11.698501	0.0000
01/01/2015 to 12/31/2015	11.698501	11.523323	917.4134
01/01/2016 to 12/31/2016	11.523323	11.866670	2,347.6346
01/01/2017 to 12/31/2017	11.866670	13.259498	2,365.7640
01/01/2018 to 12/31/2018	13.259498	12.134888	2,481.2760
01/01/2019 to 12/31/2019	12.134888	14.434282	2,494.7286
01/01/2020 to 12/31/2020	14.434282	14.846629	2,581.7941

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.764713	20.956683	0.0000
01/01/2012 to 12/31/2012	20.956683	24.082343	0.0000
01/01/2013 to 12/31/2013	24.082343	25.963982	0.0000
01/01/2014 to 12/31/2014	25.963982	26.446703	0.0000
01/01/2015 to 12/31/2015	26.446703	25.023573	0.0000
01/01/2016 to 12/31/2016	25.023573	28.124895	0.0000
01/01/2017 to 12/31/2017	28.124895	29.887042	0.0000
01/01/2018 to 12/31/2018	29.887042	28.622494	0.0000
01/01/2019 to 12/31/2019	28.622494	32.416780	0.0000
01/01/2020 to 12/31/2020	32.416780	34.364323	0.0000
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	3,731.8830
01/01/2012 to 12/31/2012	10.781962	12.411214	0.0000
01/01/2013 to 12/31/2013	12.411214	15.849987	1,086.5641
01/01/2014 to 12/31/2014	15.849987	16.424966	1,077.4275
01/01/2015 to 12/31/2015	16.424966	15.871355	718.1250
01/01/2016 to 12/31/2016	15.871355	17.055870	0.0000
01/01/2017 to 12/31/2017	17.055870	20.676841	0.0000
01/01/2018 to 12/31/2018	20.676841	18.335729	0.0000
01/01/2019 to 12/31/2019	18.335729	23.049717	0.0000
01/01/2020 to 12/31/2020	23.049717	27.026989	0.0000
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998466	9.383458	0.0000
01/01/2012 to 12/31/2012	9.383458	10.465180	0.0000
01/01/2013 to 12/31/2013	10.465180	11.801777	0.0000
01/01/2014 to 12/31/2014	11.801777	12.760543	0.0000
01/01/2015 to 12/31/2015	12.760543	12.068797	1,158.9157
01/01/2016 to 12/31/2016	12.068797	12.896529	2,843.5306
01/01/2017 to 12/31/2017	12.896529	15.049220	2,787.6496
01/01/2018 to 12/31/2018	15.049220	13.746360	2,838.8057
01/01/2019 to 12/31/2019	13.746360	16.749635	2,826.5963
01/01/2020 to 12/31/2020	16.749635	18.584215	2,686.8113
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.749214	15.930335	3,928.4767
01/01/2012 to 12/31/2012	15.930335	18.533118	3,984.2863
01/01/2013 to 12/31/2013	18.533118	24.205448	3,984.7785
01/01/2014 to 12/31/2014	24.205448	24.278381	3,477.2308
01/01/2015 to 12/31/2015	24.278381	22.646009	3,518.8088
01/01/2016 to 12/31/2016	22.646009	29.310941	3,479.9476
01/01/2017 to 12/31/2017	29.310941	32.286181	3,421.9848
01/01/2018 to 12/31/2018	32.286181	26.985188	3,375.0760
01/01/2019 to 12/31/2019	26.985188	34.267519	3,254.0715
01/01/2020 to 12/31/2020	34.267519	33.596405	3,320.5978
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	6,127.4905
01/01/2012 to 12/31/2012	10.080204	11.817517	5,735.7656
01/01/2013 to 12/31/2013	11.817517	11.072761	5,479.2423
01/01/2014 to 12/31/2014	11.072761	10.206795	5,025.5809
01/01/2015 to 12/31/2015	10.206795	8.674616	4,732.3268
01/01/2016 to 12/31/2016	8.674616	9.537906	3,897.8308
01/01/2017 to 12/31/2017	9.537906	12.070122	3,870.2773
01/01/2018 to 12/31/2018	12.070122	10.213584	3,469.0215
01/01/2019 to 12/31/2019	10.213584	12.161390	2,269.5170
01/01/2020 to 12/31/2020	12.161390	15.265537	2,187.8244

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.222713	10.283298	0.0000
01/01/2012 to 12/31/2012	10.283298	10.882908	0.0000
01/01/2013 to 12/31/2013	10.882908	11.143289	0.0000
01/01/2014 to 12/31/2014	11.143289	11.069251	0.0000
01/01/2015 to 12/31/2015	11.069251	10.824215	0.0000
01/01/2016 to 12/31/2016	10.824215	11.663058	0.0000
01/01/2017 to 12/31/2017	11.663058	11.924290	0.0000
01/01/2018 to 12/31/2018	11.924290	11.794119	0.0000
01/01/2019 to 12/31/2019	11.794119	12.447510	0.0000
01/01/2020 to 12/31/2020	12.447510	12.527107	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	0.0000
01/01/2012 to 12/31/2012	9.767007	10.054067	0.0000
01/01/2013 to 12/31/2013	10.054067	10.029369	0.0000
01/01/2014 to 12/31/2014	10.029369	9.994549	0.0000
01/01/2015 to 12/31/2015	9.994549	9.794250	0.0000
01/01/2016 to 12/31/2016	9.794250	9.960714	0.0000
01/01/2017 to 12/31/2017	9.960714	9.953412	0.0000
01/01/2018 to 12/31/2018	9.953412	9.857125	1,483.0458
01/01/2019 to 12/31/2019	9.857125	10.170703	0.0000
01/01/2020 to 12/31/2020	10.170703	10.241873	0.0000
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.200953	11.991877	0.0000
01/01/2012 to 12/31/2012	11.991877	13.513736	0.0000
01/01/2013 to 12/31/2013	13.513736	13.464108	0.0000
01/01/2014 to 12/31/2014	13.464108	13.428355	0.0000
01/01/2015 to 12/31/2015	13.428355	12.690835	0.0000
01/01/2016 to 12/31/2016	12.690835	12.623854	0.0000
01/01/2017 to 12/31/2017	12.623854	12.466241	0.0000
01/01/2018 to 12/31/2018	12.466241	12.415328	0.0000
01/01/2019 to 12/31/2019	12.415328	12.385674	0.0000
01/01/2020 to 12/31/2020	12.385674	11.491584	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	5,956.9535
01/01/2012 to 12/31/2012	13.278301	16.495575	5,105.5722
01/01/2013 to 12/31/2013	16.495575	16.842986	4,187.1044
01/01/2014 to 12/31/2014	16.842986	18.812389	4,166.5635
01/01/2015 to 12/31/2015	18.812389	18.290851	3,962.5901
01/01/2016 to 12/31/2016	18.290851	18.194191	3,690.5813
01/01/2017 to 12/31/2017	18.194191	19.869840	3,592.7259
01/01/2018 to 12/31/2018	19.869840	17.898178	3,335.0507
01/01/2019 to 12/31/2019	17.898178	22.028241	2,918.3535
01/01/2020 to 12/31/2020	22.028241	20.631366	3,012.3126
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.950688	16.869197	2,364.0608
01/01/2012 to 12/31/2012	16.869197	21.499286	2,485.7274
01/01/2013 to 12/31/2013	21.499286	27.664415	2,383.5607
01/01/2014 to 12/31/2014	27.664415	25.700308	719.2319
01/01/2015 to 12/31/2015	25.700308	24.196994	719.2319
01/01/2016 to 12/31/2016	24.196994	25.811840	719.2319
01/01/2017 to 12/31/2017	25.811840	33.199212	719.2319
01/01/2018 to 12/31/2018	33.199212	24.887523	719.2319
01/01/2019 to 12/31/2019	24.887523	30.558809	719.2319
01/01/2020 to 12/31/2020	30.558809	31.675185	595.5146

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	0.0000
01/01/2013 to 12/31/2013	1.047990	1.052652	0.0000
01/01/2014 to 12/31/2014	1.052652	1.095947	0.0000
01/01/2015 to 12/31/2015	1.095947	1.035267	0.0000
01/01/2016 to 12/31/2016	1.035267	1.140487	0.0000
01/01/2017 to 12/31/2017	1.140487	1.237145	0.0000
01/01/2018 to 12/31/2018	1.237145	1.141355	0.0000
01/01/2019 to 12/31/2019	1.141355	1.297460	0.0000
01/01/2020 to 12/31/2020	1.297460	1.409056	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	1,175.1383
01/01/2012 to 12/31/2012	10.003552	11.682023	1,125.5786
01/01/2013 to 12/31/2013	11.682023	15.596276	1,051.1817
01/01/2014 to 12/31/2014	15.596276	16.811629	1,006.8296
01/01/2015 to 12/31/2015	16.811629	15.588040	1,072.9572
01/01/2016 to 12/31/2016	15.588040	18.030259	1,037.4359
01/01/2017 to 12/31/2017	18.030259	20.984404	963.6602
01/01/2018 to 12/31/2018	20.984404	18.176042	871.9702
01/01/2019 to 12/31/2019	18.176042	22.396229	866.7928
01/01/2020 to 12/31/2020	22.396229	21.972290	960.9500
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.903943	15.513737	5,163.8243
01/01/2012 to 12/31/2012	15.513737	18.085742	4,433.5573
01/01/2013 to 12/31/2013	18.085742	24.999529	3,553.3765
01/01/2014 to 12/31/2014	24.999529	26.602162	3,020.1010
01/01/2015 to 12/31/2015	26.602162	25.783820	2,776.8093
01/01/2016 to 12/31/2016	25.783820	28.332665	2,719.7327
01/01/2017 to 12/31/2017	28.332665	35.017643	2,290.0610
01/01/2018 to 12/31/2018	35.017643	31.404102	1,988.4358
01/01/2019 to 12/31/2019	31.404102	38.526407	1,990.5688
01/01/2020 to 12/31/2020	38.526407	59.554074	1,601.5931
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.233089	10.685407	0.0000
01/01/2014 to 12/31/2014	10.685407	11.073389	0.0000
01/01/2015 to 12/31/2015	11.073389	10.972178	0.0000
01/01/2016 to 12/31/2016	10.972178	11.060906	0.0000
01/01/2017 to 12/31/2017	11.060906	11.268762	0.0000
01/01/2018 to 12/31/2018	11.268762	11.113639	0.0000
01/01/2019 to 12/31/2019	11.113639	11.859392	0.0000
01/01/2020 to 12/31/2020	11.859392	12.617028	0.0000
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.355895	10.803464	0.0000
01/01/2012 to 12/31/2012	10.803464	11.176171	0.0000
01/01/2013 to 04/26/2013	11.176171	11.147420	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	0.0000
01/01/2013 to 12/31/2013	1.050036	1.149200	0.0000
01/01/2014 to 12/31/2014	1.149200	1.212274	0.0000
01/01/2015 to 12/31/2015	1.212274	1.206111	8,818.9218
01/01/2016 to 12/31/2016	1.206111	1.223869	21,500.7142
01/01/2017 to 12/31/2017	1.223869	1.407936	21,358.5422
01/01/2018 to 12/31/2018	1.407936	1.288470	21,716.3707
01/01/2019 to 12/31/2019	1.288470	1.485446	22,041.0849
01/01/2020 to 12/31/2020	1.485446	1.643822	21,332.0939
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.043247	12.671555	0.0000
01/01/2012 to 12/31/2012	12.671555	14.610029	0.0000
01/01/2013 to 12/31/2013	14.610029	16.874573	0.0000
01/01/2014 to 12/31/2014	16.874573	17.216912	0.0000
01/01/2015 to 12/31/2015	17.216912	17.185990	0.0000
01/01/2016 to 12/31/2016	17.185990	17.756649	0.0000
01/01/2017 to 12/31/2017	17.756649	21.532465	0.0000
01/01/2018 to 12/31/2018	21.532465	20.087547	0.0000
01/01/2019 to 12/31/2019	20.087547	25.260555	0.0000
01/01/2020 to 12/31/2020	25.260555	28.592013	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.555612	7.692749	29,911.3510
01/01/2012 to 12/31/2012	7.692749	8.989117	25,504.7496
01/01/2013 to 12/31/2013	8.989117	12.906402	20,723.3873
01/01/2014 to 12/31/2014	12.906402	15.131470	15,595.8618
01/01/2015 to 12/31/2015	15.131470	14.318818	14,374.3913
01/01/2016 to 12/31/2016	14.318818	14.498235	14,616.8221
01/01/2017 to 12/31/2017	14.498235	16.929097	12,187.5326
01/01/2018 to 12/31/2018	16.929097	15.514243	11,095.7770
01/01/2019 to 12/31/2019	15.514243	18.904298	10,936.3774
01/01/2020 to 12/31/2020	18.904298	24.648687	7,586.2046
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	155.491489	141.764919	0.0000
01/01/2012 to 12/31/2012	141.764919	171.257403	0.0000
01/01/2013 to 12/31/2013	171.257403	217.489397	0.0000
01/01/2014 to 04/25/2014	217.489397	226.473177	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	0.0000
01/01/2014 to 12/31/2014	1.129006	1.216413	0.0000
01/01/2015 to 12/31/2015	1.216413	1.184966	11,889.5002
01/01/2016 to 12/31/2016	1.184966	1.219455	29,165.0371
01/01/2017 to 12/31/2017	1.219455	1.389464	29,059.6528
01/01/2018 to 12/31/2018	1.389464	1.271601	28,959.7049
01/01/2019 to 12/31/2019	1.271601	1.526161	28,696.9724
01/01/2020 to 12/31/2020	1.526161	1.603578	28,841.7348
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	2,701.2104
01/01/2012 to 12/31/2012	12.816060	14.755778	2,628.5959
01/01/2013 to 12/31/2013	14.755778	17.355494	2,618.3111
01/01/2014 to 12/31/2014	17.355494	15.924843	2,225.9233
01/01/2015 to 12/31/2015	15.924843	15.424892	2,208.1398
01/01/2016 to 12/31/2016	15.424892	15.077303	2,166.8648
01/01/2017 to 12/31/2017	15.077303	19.054417	1,954.1856
01/01/2018 to 12/31/2018	19.054417	16.158435	1,269.2252
01/01/2019 to 12/31/2019	16.158435	20.445354	1,229.3423
01/01/2020 to 12/31/2020	20.445354	22.784608	1,087.3930
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	1,096.7267
01/01/2017 to 12/31/2017	1.057716	1.174452	1,095.1008
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	0.0000
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.776063	15.098543	495.3163
01/01/2012 to 12/31/2012	15.098543	16.247044	495.3163
01/01/2013 to 12/31/2013	16.247044	14.535178	495.3163
01/01/2014 to 12/31/2014	14.535178	14.747780	495.3163
01/01/2015 to 12/31/2015	14.747780	14.090470	495.3163
01/01/2016 to 12/31/2016	14.090470	14.587073	495.3163
01/01/2017 to 12/31/2017	14.587073	14.883649	495.3163
01/01/2018 to 12/31/2018	14.883649	14.322051	495.3163
01/01/2019 to 12/31/2019	14.322051	15.290973	495.3163
01/01/2020 to 12/31/2020	15.290973	16.818150	410.1154
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.380770	16.665641	25,644.9554
01/01/2012 to 12/31/2012	16.665641	17.956240	23,023.9231
01/01/2013 to 12/31/2013	17.956240	17.367454	18,801.9472
01/01/2014 to 12/31/2014	17.367454	17.843899	16,311.9003
01/01/2015 to 12/31/2015	17.843899	17.596714	15,647.4135
01/01/2016 to 12/31/2016	17.596714	17.804916	14,146.0041
01/01/2017 to 12/31/2017	17.804916	18.348274	12,831.7321
01/01/2018 to 12/31/2018	18.348274	18.050218	11,639.4773
01/01/2019 to 12/31/2019	18.050218	19.305413	10,502.8770
01/01/2020 to 12/31/2020	19.305413	20.656957	7,489.7776

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	0.0000
01/01/2014 to 12/31/2014	10.753200	11.519972	0.0000
01/01/2015 to 12/31/2015	11.519972	11.217665	0.0000
01/01/2016 to 12/31/2016	11.217665	11.566774	0.0000
01/01/2017 to 12/31/2017	11.566774	13.285217	0.0000
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	0.0000
01/01/2013 to 12/31/2013	1.068149	1.159797	0.0000
01/01/2014 to 12/31/2014	1.159797	1.232184	0.0000
01/01/2015 to 12/31/2015	1.232184	1.204372	8,736.7251
01/01/2016 to 12/31/2016	1.204372	1.254766	21,192.5784
01/01/2017 to 12/31/2017	1.254766	1.414262	21,457.6854
01/01/2018 to 12/31/2018	1.414262	1.263077	21,711.0384
01/01/2019 to 12/31/2019	1.263077	1.513208	21,620.8464
01/01/2020 to 12/31/2020	1.513208	1.523563	22,608.6293
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995398	10.386712	0.0000
01/01/2020 to 12/31/2020	10.386712	10.691176	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	0.0000
01/01/2012 to 12/31/2012	11.642906	12.954905	0.0000
01/01/2013 to 12/31/2013	12.954905	14.426778	0.0000
01/01/2014 to 12/31/2014	14.426778	15.053018	0.0000
01/01/2015 to 12/31/2015	15.053018	14.552333	0.0000
01/01/2016 to 12/31/2016	14.552333	15.180036	78.5641
01/01/2017 to 12/31/2017	15.180036	17.343698	76.1354
01/01/2018 to 12/31/2018	17.343698	15.986297	73.3453
01/01/2019 to 12/31/2019	15.986297	18.855262	71.0225
01/01/2020 to 12/31/2020	18.855262	20.419598	68.5944
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	1,826.6656
01/01/2012 to 12/31/2012	10.868245	12.327324	1,705.6486
01/01/2013 to 12/31/2013	12.327324	14.352831	1,597.3492
01/01/2014 to 12/31/2014	14.352831	14.914593	1,501.7604
01/01/2015 to 12/31/2015	14.914593	14.367352	1,407.7708
01/01/2016 to 12/31/2016	14.367352	15.142268	1,312.0517
01/01/2017 to 12/31/2017	15.142268	17.864493	1,225.3098
01/01/2018 to 12/31/2018	17.864493	16.074000	1,146.5914
01/01/2019 to 12/31/2019	16.074000	19.407935	1,066.9484
01/01/2020 to 12/31/2020	19.407935	21.194507	987.0280
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	3,920.4239
01/01/2012 to 12/31/2012	46.405570	53.983597	3,423.1095
01/01/2013 to 12/31/2013	53.983597	71.213135	3,297.8966
01/01/2014 to 12/31/2014	71.213135	79.549130	3,189.8686
01/01/2015 to 12/31/2015	79.549130	75.630276	2,915.1266
01/01/2016 to 12/31/2016	75.630276	86.469568	2,492.6398
01/01/2017 to 12/31/2017	86.469568	99.722788	2,392.6500
01/01/2018 to 12/31/2018	99.722788	89.323189	2,221.0919
01/01/2019 to 12/31/2019	89.323189	111.437556	1,776.9249
01/01/2020 to 12/31/2020	111.437556	113.037313	1,815.8063

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	18,964.2290
01/01/2012 to 12/31/2012	10.164966	11.394364	17,739.6161
01/01/2013 to 12/31/2013	11.394364	15.345991	16,056.4500
01/01/2014 to 12/31/2014	15.345991	17.065785	16,563.2766
01/01/2015 to 12/31/2015	17.065785	17.951590	15,663.6443
01/01/2016 to 12/31/2016	17.951590	18.802330	15,189.9604
01/01/2017 to 12/31/2017	18.802330	23.129500	14,108.2437
01/01/2018 to 12/31/2018	23.129500	22.306399	12,465.8434
01/01/2019 to 12/31/2019	22.306399	28.830126	11,352.8912
01/01/2020 to 12/31/2020	28.830126	35.227442	10,802.7984
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	7,443.1598
01/01/2012 to 12/31/2012	24.556513	27.772107	6,980.4930
01/01/2013 to 12/31/2013	27.772107	35.685485	6,007.0673
01/01/2014 to 12/31/2014	35.685485	38.582772	5,668.3779
01/01/2015 to 12/31/2015	38.582772	34.629296	5,053.9057
01/01/2016 to 12/31/2016	34.629296	39.442229	4,462.5900
01/01/2017 to 12/31/2017	39.442229	42.580706	4,191.7223
01/01/2018 to 12/31/2018	42.580706	37.725153	3,678.7135
01/01/2019 to 12/31/2019	37.725153	47.983330	2,801.6542
01/01/2020 to 12/31/2020	47.983330	50.928898	2,780.6690
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.522834	14.344111	254.8819
01/01/2012 to 12/31/2012	14.344111	16.706235	254.8819
01/01/2013 to 12/31/2013	16.706235	21.852881	254.8819
01/01/2014 to 12/31/2014	21.852881	24.399781	254.8819
01/01/2015 to 12/31/2015	24.399781	21.866545	254.8819
01/01/2016 to 12/31/2016	21.866545	24.405211	254.8819
01/01/2017 to 12/31/2017	24.405211	26.663649	254.8819
01/01/2018 to 12/31/2018	26.663649	22.796568	254.8819
01/01/2019 to 12/31/2019	22.796568	30.467121	254.8819
01/01/2020 to 12/31/2020	30.467121	30.858002	211.0386
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2011 to 12/31/2011	9.998466	10.755453	0.0000
01/01/2012 to 12/31/2012	10.755453	10.939129	0.0000
01/01/2013 to 12/31/2013	10.939129	10.299529	0.0000
01/01/2014 to 12/31/2014	10.299529	10.923814	0.0000
01/01/2015 to 12/31/2015	10.923814	10.818275	0.0000
01/01/2016 to 12/31/2016	10.818275	10.808400	0.0000
01/01/2017 to 12/31/2017	10.808400	10.935649	0.0000
01/01/2018 to 12/31/2018	10.935649	10.775788	0.0000
01/01/2019 to 12/31/2019	10.775788	11.422244	0.0000
01/01/2020 to 12/31/2020	11.422244	12.127691	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.146260	15.524057	7,099.2374
01/01/2014 to 12/31/2014	15.524057	14.796430	6,962.8485
01/01/2015 to 12/31/2015	14.796430	14.274091	6,802.1079
01/01/2016 to 12/31/2016	14.274091	14.786568	6,638.2452
01/01/2017 to 12/31/2017	14.786568	19.669068	5,344.6711
01/01/2018 to 12/31/2018	19.669068	16.059924	5,191.4488
01/01/2019 to 12/31/2019	16.059924	20.968755	4,910.0101
01/01/2020 to 12/31/2020	20.968755	26.106200	3,677.6772

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.972039	7.583656	0.0000
01/01/2012 to 12/31/2012	7.583656	8.781971	0.0000
01/01/2013 to 04/26/2013	8.781971	9.108137	0.0000
BlackRock Bond Income Portfolio
04/30/2018 to 12/31/2018	60.459929	60.717402	12.4431
01/01/2019 to 12/31/2019	60.717402	65.593066	0.0000
01/01/2020 to 12/31/2020	65.593066	70.070104	0.0000
BlackRock Capital Appreciation Portfolio
04/30/2018 to 12/31/2018	65.665419	61.688607	0.0000
01/01/2019 to 12/31/2019	61.688607	80.610640	0.0000
01/01/2020 to 12/31/2020	80.610640	111.530131	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	12,869.7227
01/01/2012 to 12/31/2012	10.432759	10.286924	14,296.1254
01/01/2013 to 12/31/2013	10.286924	10.143906	12,323.7429
01/01/2014 to 12/31/2014	10.143906	10.002876	12,241.1815
01/01/2015 to 12/31/2015	10.002876	9.863807	11,916.6004
01/01/2016 to 12/31/2016	9.863807	9.737579	11,829.5770
01/01/2017 to 12/31/2017	9.737579	9.663508	11,743.2313
01/01/2018 to 12/31/2018	9.663508	9.676015	11,654.9534
01/01/2019 to 12/31/2019	9.676015	9.720694	11,568.5389
01/01/2020 to 12/31/2020	9.720694	9.603600	11,487.0092
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	0.0000
01/01/2015 to 12/31/2015	14.224312	13.944426	0.0000
01/01/2016 to 12/31/2016	13.944426	14.373477	0.0000
01/01/2017 to 12/31/2017	14.373477	15.156790	0.0000
01/01/2018 to 12/31/2018	15.156790	14.554701	0.0000
01/01/2019 to 12/31/2019	14.554701	16.036796	0.0000
01/01/2020 to 12/31/2020	16.036796	17.318191	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	0.0000
01/01/2012 to 12/31/2012	12.131028	13.266703	0.0000
01/01/2013 to 12/31/2013	13.266703	14.270071	0.0000
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	3,688.7311
01/01/2012 to 12/31/2012	11.969236	13.264763	3,662.3395
01/01/2013 to 12/31/2013	13.264763	14.941129	3,638.8549
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	3,729.0028
01/01/2015 to 12/31/2015	14.959931	14.593613	3,703.9592
01/01/2016 to 12/31/2016	14.593613	15.266804	3,678.5151
01/01/2017 to 12/31/2017	15.266804	16.657341	3,652.8858
01/01/2018 to 12/31/2018	16.657341	15.701654	3,626.7705
01/01/2019 to 12/31/2019	15.701654	17.898140	3,286.4421
01/01/2020 to 12/31/2020	17.898140	19.596716	3,068.5147

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	0.0000
01/01/2012 to 12/31/2012	11.564314	12.991262	0.0000
01/01/2013 to 12/31/2013	12.991262	15.298349	0.0000
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	0.0000
01/01/2015 to 12/31/2015	15.501026	15.091729	0.0000
01/01/2016 to 12/31/2016	15.091729	15.939318	610.5409
01/01/2017 to 12/31/2017	15.939318	18.033855	591.6663
01/01/2018 to 12/31/2018	18.033855	16.692689	569.9870
01/01/2019 to 12/31/2019	16.692689	19.657841	551.9362
01/01/2020 to 12/31/2020	19.657841	22.068556	533.0691
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	13,121.6077
01/01/2012 to 12/31/2012	11.200053	12.779627	0.0000
01/01/2013 to 12/31/2013	12.779627	15.867726	0.0000
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	0.0000
01/01/2012 to 12/31/2012	9.373272	10.732527	0.0000
01/01/2013 to 04/26/2013	10.732527	11.554139	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	3,191.8574
01/01/2015 to 12/31/2015	15.562407	15.085754	2,521.4647
01/01/2016 to 12/31/2016	15.085754	16.087043	2,413.3550
01/01/2017 to 12/31/2017	16.087043	18.903789	2,314.2036
01/01/2018 to 12/31/2018	18.903789	17.127461	2,199.1449
01/01/2019 to 12/31/2019	17.127461	20.896856	812.8961
01/01/2020 to 12/31/2020	20.896856	24.025085	765.6817
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.871731	14.567112	3,680.0801
01/01/2012 to 12/31/2012	14.567112	16.027083	3,074.7498
01/01/2013 to 12/31/2013	16.027083	21.574346	3,067.5252
01/01/2014 to 12/31/2014	21.574346	21.630529	2,072.8284
01/01/2015 to 12/31/2015	21.630529	19.268288	2,072.8284
01/01/2016 to 12/31/2016	19.268288	23.304410	2,072.8284
01/01/2017 to 12/31/2017	23.304410	25.863020	2,072.8284
01/01/2018 to 12/31/2018	25.863020	22.079759	2,072.8284
01/01/2019 to 12/31/2019	22.079759	26.876105	1,961.3981
01/01/2020 to 12/31/2020	26.876105	28.086410	1,886.0816

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.243796	14.240851	0.0000
01/01/2012 to 12/31/2012	14.240851	16.555969	0.0000
01/01/2013 to 12/31/2013	16.555969	20.832100	0.0000
01/01/2014 to 12/31/2014	20.832100	19.167239	0.0000
01/01/2015 to 12/31/2015	19.167239	19.988522	0.0000
01/01/2016 to 12/31/2016	19.988522	20.859055	0.0000
01/01/2017 to 12/31/2017	20.859055	26.832794	0.0000
01/01/2018 to 12/31/2018	26.832794	21.017290	0.0000
01/01/2019 to 12/31/2019	21.017290	25.499041	0.0000
01/01/2020 to 12/31/2020	25.499041	27.353944	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.964653	23.374446	914.9243
01/01/2017 to 12/31/2017	23.374446	27.386004	909.4158
01/01/2018 to 12/31/2018	27.386004	26.907858	788.0928
01/01/2019 to 12/31/2019	26.907858	34.664887	0.0000
01/01/2020 to 12/31/2020	34.664887	37.932037	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.777287	17.614620	2,054.1421
01/01/2012 to 12/31/2012	17.614620	19.170865	1,554.3428
01/01/2013 to 12/31/2013	19.170865	25.088677	1,544.3195
01/01/2014 to 12/31/2014	25.088677	27.444340	1,535.2016
01/01/2015 to 12/31/2015	27.444340	26.994968	1,249.4168
01/01/2016 to 04/29/2016	26.994968	27.163552	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	26,023.6926
01/01/2012 to 12/31/2012	12.154912	13.507356	22,699.9065
01/01/2013 to 12/31/2013	13.507356	17.785459	19,568.7217
01/01/2014 to 12/31/2014	17.785459	19.370331	15,389.7505
01/01/2015 to 12/31/2015	19.370331	19.533971	14,151.6247
01/01/2016 to 12/31/2016	19.533971	20.640095	12,575.0560
01/01/2017 to 12/31/2017	20.640095	24.204868	11,640.6050
01/01/2018 to 12/31/2018	24.204868	23.807027	9,891.3755
01/01/2019 to 12/31/2019	23.807027	30.699979	7,968.4631
01/01/2020 to 12/31/2020	30.699979	33.626245	7,124.7303
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.021444	17.907061	714.2934
01/01/2014 to 12/31/2014	17.907061	19.578596	260.9192
01/01/2015 to 12/31/2015	19.578596	19.809184	260.9192
01/01/2016 to 12/31/2016	19.809184	20.541278	260.9192
01/01/2017 to 12/31/2017	20.541278	25.307517	260.9192
01/01/2018 to 12/31/2018	25.307517	23.481180	260.9192
01/01/2019 to 12/31/2019	23.481180	30.758421	260.9192
01/01/2020 to 12/31/2020	30.758421	39.848801	216.0379
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.499290	13.230706	636.9405
01/01/2012 to 12/31/2012	13.230706	13.831133	655.6685
01/01/2013 to 04/26/2013	13.831133	14.924427	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	2,694.4130
01/01/2012 to 12/31/2012	12.170454	13.867318	2,895.4428
01/01/2013 to 12/31/2013	13.867318	18.697531	3,019.0815
01/01/2014 to 12/31/2014	18.697531	20.049645	1,745.7638
01/01/2015 to 12/31/2015	20.049645	21.854672	1,676.2113
01/01/2016 to 12/31/2016	21.854672	21.522863	1,677.4419
01/01/2017 to 12/31/2017	21.522863	29.075172	1,535.9863
01/01/2018 to 12/31/2018	29.075172	28.701361	1,420.0194
01/01/2019 to 12/31/2019	28.701361	37.499254	1,387.6689
01/01/2020 to 12/31/2020	37.499254	57.823083	1,057.5576
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.922419	7.512522	0.0000
01/01/2012 to 12/31/2012	7.512522	8.346300	0.0000
01/01/2013 to 04/26/2013	8.346300	8.969483	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	559.6554
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.547001	16.427651	0.0000
01/01/2012 to 12/31/2012	16.427651	16.778460	0.0000
01/01/2013 to 12/31/2013	16.778460	16.119922	0.0000
01/01/2014 to 12/31/2014	16.119922	16.763690	0.0000
01/01/2015 to 12/31/2015	16.763690	16.521318	0.0000
01/01/2016 to 12/31/2016	16.521318	16.631549	0.0000
01/01/2017 to 12/31/2017	16.631549	16.882739	0.0000
01/01/2018 to 12/31/2018	16.882739	16.564993	0.0000
01/01/2019 to 12/31/2019	16.564993	17.697485	0.0000
01/01/2020 to 12/31/2020	17.697485	18.652953	0.0000
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.150152	16.533463	0.0000
01/01/2012 to 12/31/2012	16.533463	19.117308	0.0000
01/01/2013 to 12/31/2013	19.117308	25.026044	0.0000
01/01/2014 to 12/31/2014	25.026044	26.951547	0.0000
01/01/2015 to 12/31/2015	26.951547	25.865258	0.0000
01/01/2016 to 12/31/2016	25.865258	30.627897	0.0000
01/01/2017 to 12/31/2017	30.627897	34.915872	0.0000
01/01/2018 to 12/31/2018	34.915872	30.446303	0.0000
01/01/2019 to 12/31/2019	30.446303	37.690780	0.0000
01/01/2020 to 12/31/2020	37.690780	42.022188	0.0000
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.637230	10.885092	0.0000
01/01/2012 to 12/31/2012	10.885092	12.658483	0.0000
01/01/2013 to 12/31/2013	12.658483	15.158408	0.0000
01/01/2014 to 12/31/2014	15.158408	14.001393	0.0000
01/01/2015 to 12/31/2015	14.001393	13.625755	0.0000
01/01/2016 to 12/31/2016	13.625755	13.566478	0.0000
01/01/2017 to 12/31/2017	13.566478	16.662009	0.0000
01/01/2018 to 12/31/2018	16.662009	14.108741	0.0000
01/01/2019 to 12/31/2019	14.108741	16.914579	0.0000
01/01/2020 to 12/31/2020	16.914579	17.932567	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.570302	16.576659	0.0000
01/01/2012 to 12/31/2012	16.576659	18.951311	0.0000
01/01/2013 to 12/31/2013	18.951311	25.811950	0.0000
01/01/2014 to 12/31/2014	25.811950	26.657041	0.0000
01/01/2015 to 12/31/2015	26.657041	25.093970	0.0000
01/01/2016 to 12/31/2016	25.093970	29.923138	0.0000
01/01/2017 to 12/31/2017	29.923138	33.727611	0.0000
01/01/2018 to 12/31/2018	33.727611	29.529373	0.0000
01/01/2019 to 12/31/2019	29.529373	36.457513	0.0000
01/01/2020 to 12/31/2020	36.457513	42.872716	0.0000
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.943557	11.972839	840.0190
01/01/2012 to 12/31/2012	11.972839	13.629727	87.5490
01/01/2013 to 12/31/2013	13.629727	17.704209	86.8003
01/01/2014 to 12/31/2014	17.704209	19.748818	0.0000
01/01/2015 to 12/31/2015	19.748818	19.656055	0.0000
01/01/2016 to 12/31/2016	19.656055	21.593367	0.0000
01/01/2017 to 12/31/2017	21.593367	25.820286	0.0000
01/01/2018 to 12/31/2018	25.820286	24.234244	0.0000
01/01/2019 to 12/31/2019	24.234244	31.264152	0.0000
01/01/2020 to 12/31/2020	31.264152	36.331114	0.0000
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.897313	22.080341	0.0000
01/01/2014 to 12/31/2014	22.080341	24.073061	0.0000
01/01/2015 to 12/31/2015	24.073061	23.651857	0.0000
01/01/2016 to 12/31/2016	23.651857	26.610544	0.0000
01/01/2017 to 12/31/2017	26.610544	30.855466	0.0000
01/01/2018 to 12/31/2018	30.855466	27.308267	0.0000
01/01/2019 to 12/31/2019	27.308267	34.965641	0.0000
01/01/2020 to 12/31/2020	34.965641	35.739149	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	0.0000
01/01/2012 to 12/31/2012	8.727061	9.802627	0.0000
01/01/2013 to 04/26/2013	9.802627	10.737897	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.072182	25.065607	54.3052
01/01/2014 to 12/31/2014	25.065607	24.642861	0.0000
01/01/2015 to 12/31/2015	24.642861	24.392597	0.0000
01/01/2016 to 12/31/2016	24.392597	28.477956	0.0000
01/01/2017 to 12/31/2017	28.477956	32.432692	0.0000
01/01/2018 to 12/31/2018	32.432692	29.745326	111.9630
01/01/2019 to 12/31/2019	29.745326	37.957239	111.8018
01/01/2020 to 12/31/2020	37.957239	46.695249	111.6489
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	67.2321
01/01/2012 to 12/31/2012	14.561957	15.117416	66.6068
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.424984	22.002126	8,293.7517
01/01/2014 to 12/31/2014	22.002126	23.611139	9,336.0340
01/01/2015 to 12/31/2015	23.611139	25.730527	8,313.0442
01/01/2016 to 12/31/2016	25.730527	25.761459	7,269.8880
01/01/2017 to 12/31/2017	25.761459	33.908801	6,721.7344
01/01/2018 to 12/31/2018	33.908801	33.048893	4,960.6593
01/01/2019 to 12/31/2019	33.048893	42.558559	3,580.6816
01/01/2020 to 12/31/2020	42.558559	57.342311	3,081.9723
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.921055	6.149678	1,492.5638
01/01/2012 to 12/31/2012	6.149678	6.798564	1,506.3298
01/01/2013 to 04/26/2013	6.798564	7.109403	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813900	15.459213	0.0000
01/01/2012 to 12/31/2012	15.459213	15.636178	0.0000
01/01/2013 to 12/31/2013	15.636178	17.077069	0.0000
01/01/2014 to 12/31/2014	17.077069	13.669772	0.0000
01/01/2015 to 12/31/2015	13.669772	9.063939	0.0000
01/01/2016 to 12/31/2016	9.063939	12.847424	0.0000
01/01/2017 to 12/31/2017	12.847424	12.575426	0.0000
01/01/2018 to 12/31/2018	12.575426	8.821939	0.0000
01/01/2019 to 12/31/2019	8.821939	9.773657	0.0000
01/01/2020 to 12/31/2020	9.773657	11.678465	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.991488	31.107723	3,940.6391
01/01/2017 to 12/31/2017	31.107723	33.109820	3,352.7895
01/01/2018 to 12/31/2018	33.109820	31.333241	3,172.9661
01/01/2019 to 12/31/2019	31.333241	35.295691	2,798.1198
01/01/2020 to 12/31/2020	35.295691	37.105310	2,263.0473
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	4,699.2399
01/01/2012 to 12/31/2012	24.147479	26.892804	4,652.8158
01/01/2013 to 12/31/2013	26.892804	28.634885	4,595.0574
01/01/2014 to 12/31/2014	28.634885	29.600344	4,514.3514
01/01/2015 to 12/31/2015	29.600344	28.554137	4,145.3807
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	30.603854	31.770682	0.0000
01/01/2017 to 12/31/2017	31.770682	33.831993	0.0000
01/01/2018 to 12/31/2018	33.831993	32.052842	0.0000
01/01/2019 to 12/31/2019	32.052842	36.126198	0.0000
01/01/2020 to 12/31/2020	36.126198	38.035458	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	24.988740	25.494157	0.0000
01/01/2012 to 12/31/2012	25.494157	28.017476	0.0000
01/01/2013 to 12/31/2013	28.017476	28.017763	0.0000
01/01/2014 to 12/31/2014	28.017763	28.855668	0.0000
01/01/2015 to 12/31/2015	28.855668	28.039819	0.0000
01/01/2016 to 04/29/2016	28.039819	28.735129	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.377242	18.038617	0.0000
01/01/2012 to 12/31/2012	18.038617	18.328610	0.0000
01/01/2013 to 12/31/2013	18.328610	17.910177	0.0000
01/01/2014 to 12/31/2014	17.910177	18.111555	0.0000
01/01/2015 to 12/31/2015	18.111555	17.914594	0.0000
01/01/2016 to 12/31/2016	17.914594	17.845951	767.3666
01/01/2017 to 12/31/2017	17.845951	17.893463	766.2279
01/01/2018 to 12/31/2018	17.893463	17.766423	567.8409
01/01/2019 to 12/31/2019	17.766423	18.532053	567.0242
01/01/2020 to 12/31/2020	18.532053	19.171295	566.2490

CONDENSED FINANCIAL INFORMATION (continued)
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class AA
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	11.268763	10.363242	16,545.5114
01/01/2012 to 12/31/2012	10.363242	11.805618	17,447.7234
01/01/2013 to 12/31/2013	11.805618	13.854978	18,218.7522
01/01/2014 to 12/31/2014	13.854978	13.707621	0.0000
01/01/2015 to 12/31/2015	13.707621	13.200277	5,654.8490
01/01/2016 to 12/31/2016	13.200277	12.957966	5,853.9688
01/01/2017 to 12/31/2017	12.957966	15.717677	6,033.1018
01/01/2018 to 12/31/2018	15.717677	13.176913	6,205.8592
01/01/2019 to 12/31/2019	13.176913	16.706389	6,393.5042
01/01/2020 to 12/31/2020	16.706389	18.778990	6,536.7516
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	17.545849	16.092555	0.0000
01/01/2012 to 12/31/2012	16.092555	18.288288	0.0000
01/01/2013 to 12/31/2013	18.288288	21.409633	0.0000
01/01/2014 to 12/31/2014	21.409633	21.130937	0.0000
01/01/2015 to 12/31/2015	21.130937	20.292070	0.0000
01/01/2016 to 12/31/2016	20.292070	19.870554	0.0000
01/01/2017 to 12/31/2017	19.870554	24.048366	0.0000
01/01/2018 to 12/31/2018	24.048366	20.106614	0.0000
01/01/2019 to 12/31/2019	20.106614	25.426008	0.0000
01/01/2020 to 12/31/2020	25.426008	28.516331	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	0.0000
01/01/2013 to 12/31/2013	10.568199	11.582847	0.0000
01/01/2014 to 12/31/2014	11.582847	12.261112	0.0000
01/01/2015 to 12/31/2015	12.261112	12.160685	871.4451
01/01/2016 to 12/31/2016	12.160685	12.422836	2,221.1870
01/01/2017 to 12/31/2017	12.422836	13.918914	2,260.7286
01/01/2018 to 12/31/2018	13.918914	12.767777	2,182.4218
01/01/2019 to 12/31/2019	12.767777	14.865920	2,186.3638
01/01/2020 to 12/31/2020	14.865920	15.550851	2,227.7983

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	13,414.8780
01/01/2012 to 12/31/2012	9.545193	10.685140	13,329.8765
01/01/2013 to 12/31/2013	10.685140	12.489271	13,244.2863
01/01/2014 to 12/31/2014	12.489271	13.060633	15,067.0836
01/01/2015 to 12/31/2015	13.060633	12.788193	14,573.5244
01/01/2016 to 12/31/2016	12.788193	13.595256	14,502.4169
01/01/2017 to 12/31/2017	13.595256	15.666705	14,345.7184
01/01/2018 to 12/31/2018	15.666705	14.781656	19,479.2511
01/01/2019 to 12/31/2019	14.781656	17.422357	13,250.8821
01/01/2020 to 12/31/2020	17.422357	19.854333	13,130.5147
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	0.0000
01/01/2012 to 12/31/2012	8.837455	10.122028	0.0000
01/01/2013 to 12/31/2013	10.122028	12.487463	0.0000
01/01/2014 to 12/31/2014	12.487463	13.100436	0.0000
01/01/2015 to 12/31/2015	13.100436	12.820674	0.0000
01/01/2016 to 12/31/2016	12.820674	13.775033	0.0000
01/01/2017 to 12/31/2017	13.775033	16.483735	0.0000
01/01/2018 to 12/31/2018	16.483735	15.315622	0.0000
01/01/2019 to 12/31/2019	15.315622	18.672416	0.0000
01/01/2020 to 12/31/2020	18.672416	21.528552	0.0000
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	27,797.1269
01/01/2012 to 12/31/2012	10.013751	10.944060	24,556.4463
01/01/2013 to 12/31/2013	10.944060	12.251046	21,586.8612
01/01/2014 to 12/31/2014	12.251046	12.816991	20,820.2236
01/01/2015 to 12/31/2015	12.816991	12.547047	24,782.0615
01/01/2016 to 12/31/2016	12.547047	13.240317	21,792.9411
01/01/2017 to 12/31/2017	13.240317	14.749515	19,315.6379
01/01/2018 to 12/31/2018	14.749515	14.046671	21,307.0772
01/01/2019 to 12/31/2019	14.046671	16.089301	13,928.7741
01/01/2020 to 12/31/2020	16.089301	17.926087	11,859.1323
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	0.0000
01/01/2013 to 12/31/2013	11.560958	11.013615	0.0000
01/01/2014 to 12/31/2014	11.013615	11.294663	0.0000
01/01/2015 to 12/31/2015	11.294663	10.071399	0.0000
01/01/2016 to 12/31/2016	10.071399	10.821342	109.0531
01/01/2017 to 12/31/2017	10.821342	11.717341	108.8913
01/01/2018 to 12/31/2018	11.717341	10.820061	0.0000
01/01/2019 to 12/31/2019	10.820061	12.794764	0.0000
01/01/2020 to 12/31/2020	12.794764	12.997994	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.974236	10.297225	0.0000
01/01/2013 to 12/31/2013	10.297225	11.200807	0.0000
01/01/2014 to 12/31/2014	11.200807	11.698501	0.0000
01/01/2015 to 12/31/2015	11.698501	11.523323	917.4134
01/01/2016 to 12/31/2016	11.523323	11.866670	2,347.6346
01/01/2017 to 12/31/2017	11.866670	13.259498	2,365.7640
01/01/2018 to 12/31/2018	13.259498	12.134888	2,481.2760
01/01/2019 to 12/31/2019	12.134888	14.434282	2,494.7286
01/01/2020 to 12/31/2020	14.434282	14.846629	2,581.7941
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	0.0000
01/01/2012 to 12/31/2012	9.767007	10.054067	0.0000
01/01/2013 to 12/31/2013	10.054067	10.029369	0.0000
01/01/2014 to 12/31/2014	10.029369	9.994549	0.0000
01/01/2015 to 12/31/2015	9.994549	9.794250	0.0000
01/01/2016 to 12/31/2016	9.794250	9.960714	0.0000
01/01/2017 to 12/31/2017	9.960714	9.953412	0.0000
01/01/2018 to 12/31/2018	9.953412	9.857125	1,483.0458
01/01/2019 to 12/31/2019	9.857125	10.170703	0.0000
01/01/2020 to 12/31/2020	10.170703	10.241873	0.0000
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	3,731.8830
01/01/2012 to 12/31/2012	10.781962	12.411214	0.0000
01/01/2013 to 12/31/2013	12.411214	15.849987	1,086.5641
01/01/2014 to 12/31/2014	15.849987	16.424966	1,077.4275
01/01/2015 to 12/31/2015	16.424966	15.871355	718.1250
01/01/2016 to 12/31/2016	15.871355	17.055870	0.0000
01/01/2017 to 12/31/2017	17.055870	20.676841	0.0000
01/01/2018 to 12/31/2018	20.676841	18.335729	0.0000
01/01/2019 to 12/31/2019	18.335729	23.049717	0.0000
01/01/2020 to 12/31/2020	23.049717	27.026989	0.0000
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.001185	10.465180	0.0000
01/01/2013 to 12/31/2013	10.465180	11.801777	0.0000
01/01/2014 to 12/31/2014	11.801777	12.760543	0.0000
01/01/2015 to 12/31/2015	12.760543	12.068797	1,158.9157
01/01/2016 to 12/31/2016	12.068797	12.896529	2,843.5306
01/01/2017 to 12/31/2017	12.896529	15.049220	2,787.6496
01/01/2018 to 12/31/2018	15.049220	13.746360	2,838.8057
01/01/2019 to 12/31/2019	13.746360	16.749635	2,826.5963
01/01/2020 to 12/31/2020	16.749635	18.584215	2,686.8113

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.899465	17.916631	502.9671
01/01/2012 to 12/31/2012	17.916631	20.894995	660.3014
01/01/2013 to 12/31/2013	20.894995	27.365591	784.6404
01/01/2014 to 12/31/2014	27.365591	27.515295	888.0993
01/01/2015 to 12/31/2015	27.515295	25.720381	1,414.8419
01/01/2016 to 12/31/2016	25.720381	33.366558	1,414.8419
01/01/2017 to 12/31/2017	33.366558	36.845935	1,414.8419
01/01/2018 to 12/31/2018	36.845935	30.891067	1,414.8419
01/01/2019 to 12/31/2019	30.891067	39.315044	1,414.8419
01/01/2020 to 12/31/2020	39.315044	38.642962	1,414.8419
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.749214	15.930335	4,334.1561
01/01/2012 to 12/31/2012	15.930335	18.533118	4,314.1549
01/01/2013 to 12/31/2013	18.533118	24.205448	4,296.3915
01/01/2014 to 12/31/2014	24.205448	24.278381	3,808.5625
01/01/2015 to 12/31/2015	24.278381	22.646009	3,859.9462
01/01/2016 to 12/31/2016	22.646009	29.310941	3,700.4375
01/01/2017 to 12/31/2017	29.310941	32.286181	3,651.1749
01/01/2018 to 12/31/2018	32.286181	26.985188	3,627.1783
01/01/2019 to 12/31/2019	26.985188	34.267519	3,505.7651
01/01/2020 to 12/31/2020	34.267519	33.596405	3,622.7958
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	6,127.4905
01/01/2012 to 12/31/2012	10.080204	11.817517	5,735.7656
01/01/2013 to 12/31/2013	11.817517	11.072761	5,479.2423
01/01/2014 to 12/31/2014	11.072761	10.206795	5,025.5809
01/01/2015 to 12/31/2015	10.206795	8.674616	4,732.3268
01/01/2016 to 12/31/2016	8.674616	9.537906	3,897.8308
01/01/2017 to 12/31/2017	9.537906	12.070122	3,870.2773
01/01/2018 to 12/31/2018	12.070122	10.213584	3,469.0215
01/01/2019 to 12/31/2019	10.213584	12.161390	2,269.5170
01/01/2020 to 12/31/2020	12.161390	15.265537	2,187.8244
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	5,956.9535
01/01/2012 to 12/31/2012	13.278301	16.495575	5,105.5722
01/01/2013 to 12/31/2013	16.495575	16.842986	4,187.1044
01/01/2014 to 12/31/2014	16.842986	18.812389	4,166.5635
01/01/2015 to 12/31/2015	18.812389	18.290851	3,962.5901
01/01/2016 to 12/31/2016	18.290851	18.194191	3,690.5813
01/01/2017 to 12/31/2017	18.194191	19.869840	3,592.7259
01/01/2018 to 12/31/2018	19.869840	17.898178	3,335.0507
01/01/2019 to 12/31/2019	17.898178	22.028241	2,918.3535
01/01/2020 to 12/31/2020	22.028241	20.631366	3,012.3126

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	0.0000
01/01/2013 to 12/31/2013	1.047990	1.052652	0.0000
01/01/2014 to 12/31/2014	1.052652	1.095947	0.0000
01/01/2015 to 12/31/2015	1.095947	1.035267	0.0000
01/01/2016 to 12/31/2016	1.035267	1.140487	0.0000
01/01/2017 to 12/31/2017	1.140487	1.237145	0.0000
01/01/2018 to 12/31/2018	1.237145	1.141355	0.0000
01/01/2019 to 12/31/2019	1.141355	1.297460	0.0000
01/01/2020 to 12/31/2020	1.297460	1.409056	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	1,175.1383
01/01/2012 to 12/31/2012	10.003552	11.682023	1,125.5786
01/01/2013 to 12/31/2013	11.682023	15.596276	1,051.1817
01/01/2014 to 12/31/2014	15.596276	16.811629	1,006.8296
01/01/2015 to 12/31/2015	16.811629	15.588040	1,072.9572
01/01/2016 to 12/31/2016	15.588040	18.030259	1,037.4359
01/01/2017 to 12/31/2017	18.030259	20.984404	963.6602
01/01/2018 to 12/31/2018	20.984404	18.176042	871.9702
01/01/2019 to 12/31/2019	18.176042	22.396229	866.7928
01/01/2020 to 12/31/2020	22.396229	21.972290	960.9500
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.903943	15.513737	5,615.2478
01/01/2012 to 12/31/2012	15.513737	18.085742	4,798.7931
01/01/2013 to 12/31/2013	18.085742	24.999529	3,887.2400
01/01/2014 to 12/31/2014	24.999529	26.602162	3,349.0325
01/01/2015 to 12/31/2015	26.602162	25.783820	3,107.1351
01/01/2016 to 12/31/2016	25.783820	28.332665	2,970.6730
01/01/2017 to 12/31/2017	28.332665	35.017643	2,532.0404
01/01/2018 to 12/31/2018	35.017643	31.404102	2,231.0176
01/01/2019 to 12/31/2019	31.404102	38.526407	2,238.8435
01/01/2020 to 12/31/2020	38.526407	59.554074	1,808.5241
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	0.0000
01/01/2013 to 12/31/2013	1.050036	1.149200	0.0000
01/01/2014 to 12/31/2014	1.149200	1.212274	0.0000
01/01/2015 to 12/31/2015	1.212274	1.206111	8,818.9218
01/01/2016 to 12/31/2016	1.206111	1.223869	21,500.7142
01/01/2017 to 12/31/2017	1.223869	1.407936	21,358.5422
01/01/2018 to 12/31/2018	1.407936	1.288470	21,716.3707
01/01/2019 to 12/31/2019	1.288470	1.485446	22,041.0849
01/01/2020 to 12/31/2020	1.485446	1.643822	21,332.0939
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.555612	7.692749	32,489.0901
01/01/2012 to 12/31/2012	7.692749	8.989117	27,823.1766
01/01/2013 to 12/31/2013	8.989117	12.906402	22,912.2993
01/01/2014 to 12/31/2014	12.906402	15.131470	16,538.0274
01/01/2015 to 12/31/2015	15.131470	14.318818	15,358.2495
01/01/2016 to 12/31/2016	14.318818	14.498235	15,396.6631
01/01/2017 to 12/31/2017	14.498235	16.929097	12,976.4967
01/01/2018 to 12/31/2018	16.929097	15.514243	11,877.5163
01/01/2019 to 12/31/2019	15.514243	18.904298	11,733.6940
01/01/2020 to 12/31/2020	18.904298	24.648687	8,318.9335
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	0.0000
01/01/2014 to 12/31/2014	1.129006	1.216413	0.0000
01/01/2015 to 12/31/2015	1.216413	1.184966	11,889.5002
01/01/2016 to 12/31/2016	1.184966	1.219455	29,165.0371
01/01/2017 to 12/31/2017	1.219455	1.389464	29,059.6528
01/01/2018 to 12/31/2018	1.389464	1.271601	28,959.7049
01/01/2019 to 12/31/2019	1.271601	1.526161	28,696.9724
01/01/2020 to 12/31/2020	1.526161	1.603578	28,841.7348
MFS ® Research International Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.834696	13.101868	7,381.0947
01/01/2012 to 12/31/2012	13.101868	15.111446	6,369.8002
01/01/2013 to 12/31/2013	15.111446	17.818925	6,318.2621
01/01/2014 to 12/31/2014	17.818925	16.387643	6,164.3422
01/01/2015 to 12/31/2015	16.387643	15.917966	6,603.1541
01/01/2016 to 12/31/2016	15.917966	15.591136	5,664.8325
01/01/2017 to 12/31/2017	15.591136	19.758362	5,693.3934
01/01/2018 to 12/31/2018	19.758362	16.792206	3,966.5590
01/01/2019 to 12/31/2019	16.792206	21.309475	4,204.1067
01/01/2020 to 12/31/2020	21.309475	23.801802	4,423.8235
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	4,337.9910
01/01/2012 to 12/31/2012	12.816060	14.755778	4,067.4602
01/01/2013 to 12/31/2013	14.755778	17.355494	4,129.4188
01/01/2014 to 12/31/2014	17.355494	15.924843	3,895.5948
01/01/2015 to 12/31/2015	15.924843	15.424892	3,925.4623
01/01/2016 to 12/31/2016	15.424892	15.077303	2,957.0671
01/01/2017 to 12/31/2017	15.077303	19.054417	2,692.4561
01/01/2018 to 12/31/2018	19.054417	16.158435	2,076.2830
01/01/2019 to 12/31/2019	16.158435	20.445354	2,006.4421
01/01/2020 to 12/31/2020	20.445354	22.784608	1,909.9266

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.881861	12.741688	0.0000
01/01/2012 to 12/31/2012	12.741688	13.729784	0.0000
01/01/2013 to 12/31/2013	13.729784	18.822369	0.0000
01/01/2014 to 12/31/2014	18.822369	18.748923	0.0000
01/01/2015 to 12/31/2015	18.748923	17.559642	0.0000
01/01/2016 to 12/31/2016	17.559642	15.850571	0.0000
01/01/2017 to 12/31/2017	15.850571	21.869483	0.0000
01/01/2018 to 12/31/2018	21.869483	23.752734	0.0000
01/01/2019 to 12/31/2019	23.752734	32.821826	0.0000
01/01/2020 to 12/31/2020	32.821826	81.921514	0.0000
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	1,096.7267
01/01/2017 to 12/31/2017	1.057716	1.174452	1,095.1008
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	0.0000
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.380770	16.665641	31,322.2811
01/01/2012 to 12/31/2012	16.665641	17.956240	28,206.0721
01/01/2013 to 12/31/2013	17.956240	17.367454	24,357.9152
01/01/2014 to 12/31/2014	17.367454	17.843899	18,368.2273
01/01/2015 to 12/31/2015	17.843899	17.596714	17,750.4154
01/01/2016 to 12/31/2016	17.596714	17.804916	16,025.9101
01/01/2017 to 12/31/2017	17.804916	18.348274	14,937.3041
01/01/2018 to 12/31/2018	18.348274	18.050218	13,789.5915
01/01/2019 to 12/31/2019	18.050218	19.305413	12,725.8024
01/01/2020 to 12/31/2020	19.305413	20.656957	9,973.6211
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	0.0000
01/01/2014 to 12/31/2014	10.753200	11.519972	0.0000
01/01/2015 to 12/31/2015	11.519972	11.217665	0.0000
01/01/2016 to 12/31/2016	11.217665	11.566774	0.0000
01/01/2017 to 12/31/2017	11.566774	13.285217	0.0000
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	0.0000
01/01/2013 to 12/31/2013	1.068149	1.159797	0.0000
01/01/2014 to 12/31/2014	1.159797	1.232184	0.0000
01/01/2015 to 12/31/2015	1.232184	1.204372	8,736.7251
01/01/2016 to 12/31/2016	1.204372	1.254766	21,192.5784
01/01/2017 to 12/31/2017	1.254766	1.414262	21,457.6854
01/01/2018 to 12/31/2018	1.414262	1.263077	21,711.0384
01/01/2019 to 12/31/2019	1.263077	1.513208	21,620.8464
01/01/2020 to 12/31/2020	1.513208	1.523563	22,608.6293

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.682751	11.642906	0.0000
01/01/2012 to 12/31/2012	11.642906	12.954905	0.0000
01/01/2013 to 12/31/2013	12.954905	14.426778	0.0000
01/01/2014 to 12/31/2014	14.426778	15.053018	0.0000
01/01/2015 to 12/31/2015	15.053018	14.552333	0.0000
01/01/2016 to 12/31/2016	14.552333	15.180036	78.5641
01/01/2017 to 12/31/2017	15.180036	17.343698	76.1354
01/01/2018 to 12/31/2018	17.343698	15.986297	73.3453
01/01/2019 to 12/31/2019	15.986297	18.855262	71.0225
01/01/2020 to 12/31/2020	18.855262	20.419598	68.5944
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.260907	10.868245	1,826.6656
01/01/2012 to 12/31/2012	10.868245	12.327324	1,705.6486
01/01/2013 to 12/31/2013	12.327324	14.352831	1,597.3492
01/01/2014 to 12/31/2014	14.352831	14.914593	1,501.7604
01/01/2015 to 12/31/2015	14.914593	14.367352	1,407.7708
01/01/2016 to 12/31/2016	14.367352	15.142268	1,312.0517
01/01/2017 to 12/31/2017	15.142268	17.864493	1,225.3098
01/01/2018 to 12/31/2018	17.864493	16.074000	1,146.5914
01/01/2019 to 12/31/2019	16.074000	19.407935	1,066.9484
01/01/2020 to 12/31/2020	19.407935	21.194507	987.0280
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	50.081055	47.525399	8,041.4003
01/01/2012 to 12/31/2012	47.525399	55.423980	7,941.9531
01/01/2013 to 12/31/2013	55.423980	73.285175	6,721.9780
01/01/2014 to 12/31/2014	73.285175	82.069803	6,262.9125
01/01/2015 to 12/31/2015	82.069803	78.248028	6,879.0430
01/01/2016 to 12/31/2016	78.248028	89.663082	5,836.1369
01/01/2017 to 12/31/2017	89.663082	103.689213	5,134.4258
01/01/2018 to 12/31/2018	103.689213	93.086500	3,561.3823
01/01/2019 to 12/31/2019	93.086500	116.406297	3,704.2726
01/01/2020 to 12/31/2020	116.406297	118.396809	4,261.9465
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	6,171.9393
01/01/2012 to 12/31/2012	46.405570	53.983597	5,571.8153
01/01/2013 to 12/31/2013	53.983597	71.213135	5,424.7831
01/01/2014 to 12/31/2014	71.213135	79.549130	5,067.7317
01/01/2015 to 12/31/2015	79.549130	75.630276	3,513.9179
01/01/2016 to 12/31/2016	75.630276	86.469568	2,882.2290
01/01/2017 to 12/31/2017	86.469568	99.722788	2,797.2097
01/01/2018 to 12/31/2018	99.722788	89.323189	2,631.3960
01/01/2019 to 12/31/2019	89.323189	111.437556	2,076.3205
01/01/2020 to 12/31/2020	111.437556	113.037313	2,150.4348

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	10.758434	10.460864	66.4104
01/01/2012 to 12/31/2012	10.460864	11.751467	0.0000
01/01/2013 to 12/31/2013	11.751467	15.871222	0.0000
01/01/2014 to 12/31/2014	15.871222	17.691616	0.0000
01/01/2015 to 12/31/2015	17.691616	18.645129	0.0000
01/01/2016 to 12/31/2016	18.645129	19.584293	0.0000
01/01/2017 to 12/31/2017	19.584293	24.167110	0.0000
01/01/2018 to 12/31/2018	24.167110	23.350204	0.0000
01/01/2019 to 12/31/2019	23.350204	30.259327	0.0000
01/01/2020 to 12/31/2020	30.259327	37.089154	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	19,931.9364
01/01/2012 to 12/31/2012	10.164966	11.394364	18,563.1479
01/01/2013 to 12/31/2013	11.394364	15.345991	16,822.6146
01/01/2014 to 12/31/2014	15.345991	17.065785	17,291.1321
01/01/2015 to 12/31/2015	17.065785	17.951590	16,347.7039
01/01/2016 to 12/31/2016	17.951590	18.802330	15,689.9639
01/01/2017 to 12/31/2017	18.802330	23.129500	14,589.2073
01/01/2018 to 12/31/2018	23.129500	22.306399	12,925.5723
01/01/2019 to 12/31/2019	22.306399	28.830126	11,796.1847
01/01/2020 to 12/31/2020	28.830126	35.227442	11,235.2266
Victory Sycamore Mid Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	26.409726	25.141956	6,680.8847
01/01/2012 to 12/31/2012	25.141956	28.508025	5,563.2038
01/01/2013 to 12/31/2013	28.508025	36.721384	5,413.2676
01/01/2014 to 12/31/2014	36.721384	39.816677	4,443.7329
01/01/2015 to 12/31/2015	39.816677	35.825080	4,349.3594
01/01/2016 to 12/31/2016	35.825080	40.901135	3,868.7404
01/01/2017 to 12/31/2017	40.901135	44.276409	3,610.9152
01/01/2018 to 12/31/2018	44.276409	39.311598	2,756.5669
01/01/2019 to 12/31/2019	39.311598	50.296923	2,901.5549
01/01/2020 to 12/31/2020	50.296923	53.338058	3,145.2820
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	7,996.3601
01/01/2012 to 12/31/2012	24.556513	27.772107	7,533.5626
01/01/2013 to 12/31/2013	27.772107	35.685485	6,560.0287
01/01/2014 to 12/31/2014	35.685485	38.582772	6,137.0262
01/01/2015 to 12/31/2015	38.582772	34.629296	5,072.4909
01/01/2016 to 12/31/2016	34.629296	39.442229	4,481.0779
01/01/2017 to 12/31/2017	39.442229	42.580706	4,210.1291
01/01/2018 to 12/31/2018	42.580706	37.725153	3,697.0460
01/01/2019 to 12/31/2019	37.725153	47.983330	2,819.9121
01/01/2020 to 12/31/2020	47.983330	50.928898	2,798.8549

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.772567	10.939129	0.0000
01/01/2013 to 12/31/2013	10.939129	10.299529	0.0000
01/01/2014 to 12/31/2014	10.299529	10.923814	0.0000
01/01/2015 to 12/31/2015	10.923814	10.818275	0.0000
01/01/2016 to 12/31/2016	10.818275	10.808400	0.0000
01/01/2017 to 12/31/2017	10.808400	10.935649	0.0000
01/01/2018 to 12/31/2018	10.935649	10.775788	0.0000
01/01/2019 to 12/31/2019	10.775788	11.422244	0.0000
01/01/2020 to 12/31/2020	11.422244	12.127691	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.749953	11.616925	7,900.0460
01/01/2012 to 12/31/2012	11.616925	13.673094	7,612.0925
01/01/2013 to 12/31/2013	13.673094	15.524057	7,099.2374
01/01/2014 to 12/31/2014	15.524057	14.796430	6,962.8485
01/01/2015 to 12/31/2015	14.796430	14.274091	6,802.1079
01/01/2016 to 12/31/2016	14.274091	14.786568	6,638.2452
01/01/2017 to 12/31/2017	14.786568	19.669068	5,344.6711
01/01/2018 to 12/31/2018	19.669068	16.059924	5,191.4488
01/01/2019 to 12/31/2019	16.059924	20.968755	4,910.0101
01/01/2020 to 12/31/2020	20.968755	26.106200	3,677.6772
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	52.872659	55.426490	0.0000
01/01/2012 to 12/31/2012	55.426490	58.631517	0.0000
01/01/2013 to 12/31/2013	58.631517	57.233781	13.4201
01/01/2014 to 12/31/2014	57.233781	60.281435	13.2309
01/01/2015 to 12/31/2015	60.281435	59.645923	13.0412
01/01/2016 to 12/31/2016	59.645923	60.502059	12.8425
01/01/2017 to 12/31/2017	60.502059	61.959398	12.6454
01/01/2018 to 12/31/2018	61.959398	60.717402	12.4431
01/01/2019 to 12/31/2019	60.717402	65.593066	0.0000
01/01/2020 to 12/31/2020	65.593066	70.070104	0.0000
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.419616	12.049544	33,330.2706
01/01/2012 to 12/31/2012	12.049544	13.588812	36,637.8013
01/01/2013 to 12/31/2013	13.588812	17.985305	41,074.5325
01/01/2014 to 12/31/2014	17.985305	19.313315	44,651.2717
01/01/2015 to 12/31/2015	19.313315	20.240637	27,305.0683
01/01/2016 to 12/31/2016	20.240637	19.976258	28,543.6792
01/01/2017 to 12/31/2017	19.976258	26.383338	29,541.2881
01/01/2018 to 12/31/2018	26.383338	26.645241	29,510.2433
01/01/2019 to 12/31/2019	26.645241	34.906660	30,266.7000
01/01/2020 to 12/31/2020	34.906660	48.417277	30,819.5402

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class A) (formerly DWS Government & Agency Securities VIP Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.934567	17.946385	0.0000
01/01/2012 to 12/31/2012	17.946385	18.213166	0.0000
01/01/2013 to 12/31/2013	18.213166	17.413322	0.0000
01/01/2014 to 12/31/2014	17.413322	18.080251	0.0000
01/01/2015 to 12/31/2015	18.080251	17.824485	0.0000
01/01/2016 to 12/31/2016	17.824485	17.779029	0.0000
01/01/2017 to 12/31/2017	17.779029	17.825645	0.0000
01/01/2018 to 12/31/2018	17.825645	17.672446	0.0000
01/01/2019 to 12/31/2019	17.672446	18.546736	0.0000
01/01/2020 to 02/26/2020	18.546736	18.605417	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	12,869.7227
01/01/2012 to 12/31/2012	10.432759	10.286924	23,371.6975
01/01/2013 to 12/31/2013	10.286924	10.143906	12,323.7429
01/01/2014 to 12/31/2014	10.143906	10.002876	12,241.1815
01/01/2015 to 12/31/2015	10.002876	9.863807	11,916.6004
01/01/2016 to 12/31/2016	9.863807	9.737579	11,829.5770
01/01/2017 to 12/31/2017	9.737579	9.663508	11,743.2313
01/01/2018 to 12/31/2018	9.663508	9.676015	11,654.9534
01/01/2019 to 12/31/2019	9.676015	9.720694	11,568.5389
01/01/2020 to 12/31/2020	9.720694	9.603600	11,487.0092
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.964653	23.374446	914.9243
01/01/2017 to 12/31/2017	23.374446	27.386004	909.4158
01/01/2018 to 12/31/2018	27.386004	26.907858	788.0928
01/01/2019 to 12/31/2019	26.907858	34.664887	0.0000
01/01/2020 to 12/31/2020	34.664887	37.932037	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.777287	17.614620	2,054.1421
01/01/2012 to 12/31/2012	17.614620	19.170865	1,554.3428
01/01/2013 to 12/31/2013	19.170865	25.088677	1,544.3195
01/01/2014 to 12/31/2014	25.088677	27.444340	1,535.2016
01/01/2015 to 12/31/2015	27.444340	26.994968	1,249.4168
01/01/2016 to 04/29/2016	26.994968	27.163552	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	29,223.3901
01/01/2012 to 12/31/2012	12.154912	13.507356	25,613.1978
01/01/2013 to 12/31/2013	13.507356	17.785459	22,322.7765
01/01/2014 to 12/31/2014	17.785459	19.370331	17,997.9034
01/01/2015 to 12/31/2015	19.370331	19.533971	16,691.7228
01/01/2016 to 12/31/2016	19.533971	20.640095	13,536.9775
01/01/2017 to 12/31/2017	20.640095	24.204868	12,602.7382
01/01/2018 to 12/31/2018	24.204868	23.807027	10,794.8697
01/01/2019 to 12/31/2019	23.807027	30.699979	8,835.1563
01/01/2020 to 12/31/2020	30.699979	33.626245	8,049.1370

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	0.0000
01/01/2015 to 12/31/2015	14.224312	13.944426	0.0000
01/01/2016 to 12/31/2016	13.944426	14.373477	0.0000
01/01/2017 to 12/31/2017	14.373477	15.156790	0.0000
01/01/2018 to 12/31/2018	15.156790	14.554701	0.0000
01/01/2019 to 12/31/2019	14.554701	16.036796	0.0000
01/01/2020 to 12/31/2020	16.036796	17.318191	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	3,729.0028
01/01/2015 to 12/31/2015	14.959931	14.593613	3,703.9592
01/01/2016 to 12/31/2016	14.593613	15.266804	3,678.5151
01/01/2017 to 12/31/2017	15.266804	16.657341	3,652.8858
01/01/2018 to 12/31/2018	16.657341	15.701654	3,626.7705
01/01/2019 to 12/31/2019	15.701654	17.898140	3,286.4421
01/01/2020 to 12/31/2020	17.898140	19.596716	3,068.5147
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	0.0000
01/01/2012 to 12/31/2012	12.131028	13.266703	0.0000
01/01/2013 to 12/31/2013	13.266703	14.270071	0.0000
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	3,688.7311
01/01/2012 to 12/31/2012	11.969236	13.264763	3,662.3395
01/01/2013 to 12/31/2013	13.264763	14.941129	3,638.8549
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	0.0000
01/01/2015 to 12/31/2015	15.501026	15.091729	0.0000
01/01/2016 to 12/31/2016	15.091729	15.939318	610.5409
01/01/2017 to 12/31/2017	15.939318	18.033855	591.6663
01/01/2018 to 12/31/2018	18.033855	16.692689	569.9870
01/01/2019 to 12/31/2019	16.692689	19.657841	551.9362
01/01/2020 to 12/31/2020	19.657841	22.068556	533.0691
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	8,414.6619
01/01/2012 to 12/31/2012	11.564314	12.991262	0.0000
01/01/2013 to 12/31/2013	12.991262	15.298349	0.0000
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	3,191.8574
01/01/2015 to 12/31/2015	15.562407	15.085754	2,521.4647
01/01/2016 to 12/31/2016	15.085754	16.087043	2,413.3550
01/01/2017 to 12/31/2017	16.087043	18.903789	2,314.2036
01/01/2018 to 12/31/2018	18.903789	17.127461	2,199.1449
01/01/2019 to 12/31/2019	17.127461	20.896856	812.8961
01/01/2020 to 12/31/2020	20.896856	24.025085	765.6817
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	13,121.6077
01/01/2012 to 12/31/2012	11.200053	12.779627	0.0000
01/01/2013 to 12/31/2013	12.779627	15.867726	0.0000
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	4,402.5160
01/01/2012 to 12/31/2012	12.170454	13.867318	5,471.5222
01/01/2013 to 12/31/2013	13.867318	18.697531	5,426.6099
01/01/2014 to 12/31/2014	18.697531	20.049645	4,070.5532
01/01/2015 to 12/31/2015	20.049645	21.854672	3,792.4762
01/01/2016 to 12/31/2016	21.854672	21.522863	3,456.8168
01/01/2017 to 12/31/2017	21.522863	29.075172	3,106.6532
01/01/2018 to 12/31/2018	29.075172	28.701361	2,866.8904
01/01/2019 to 12/31/2019	28.701361	37.499254	2,771.7666
01/01/2020 to 12/31/2020	37.499254	57.823083	2,117.8846
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	2,797.6037
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.712388	10.853762	1,013.0935
01/01/2012 to 12/31/2012	10.853762	11.867994	1,013.0935
01/01/2013 to 12/31/2013	11.867994	17.364975	1,013.0935
01/01/2014 to 12/31/2014	17.364975	17.283597	1,013.0935
01/01/2015 to 12/31/2015	17.283597	17.286548	1,013.0935
01/01/2016 to 12/31/2016	17.286548	18.077045	1,013.0935
01/01/2017 to 12/31/2017	18.077045	22.583000	1,013.0935
01/01/2018 to 12/31/2018	22.583000	22.329491	1,013.0935
01/01/2019 to 12/31/2019	22.329491	27.856286	1,013.0935
01/01/2020 to 12/31/2020	27.856286	36.819527	1,013.0935

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.943557	11.972839	840.0190
01/01/2012 to 12/31/2012	11.972839	13.629727	87.5490
01/01/2013 to 12/31/2013	13.629727	17.704209	86.8003
01/01/2014 to 12/31/2014	17.704209	19.748818	0.0000
01/01/2015 to 12/31/2015	19.748818	19.656055	0.0000
01/01/2016 to 12/31/2016	19.656055	21.593367	0.0000
01/01/2017 to 12/31/2017	21.593367	25.820286	0.0000
01/01/2018 to 12/31/2018	25.820286	24.234244	0.0000
01/01/2019 to 12/31/2019	24.234244	31.264152	0.0000
01/01/2020 to 12/31/2020	31.264152	36.331114	0.0000
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.336763	16.997232	0.0000
01/01/2012 to 12/31/2012	16.997232	18.394335	0.0000
01/01/2013 to 12/31/2013	18.394335	25.065607	54.3052
01/01/2014 to 12/31/2014	25.065607	24.642861	0.0000
01/01/2015 to 12/31/2015	24.642861	24.392597	0.0000
01/01/2016 to 12/31/2016	24.392597	28.477956	0.0000
01/01/2017 to 12/31/2017	28.477956	32.432692	0.0000
01/01/2018 to 12/31/2018	32.432692	29.745326	111.9630
01/01/2019 to 12/31/2019	29.745326	37.957239	111.8018
01/01/2020 to 12/31/2020	37.957239	46.695249	111.6489
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	67.2321
01/01/2012 to 12/31/2012	14.561957	15.117416	66.6068
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122483	13.740600	9,845.7767
01/01/2012 to 12/31/2012	13.740600	16.078756	8,803.2890
01/01/2013 to 12/31/2013	16.078756	22.002126	8,370.3736
01/01/2014 to 12/31/2014	22.002126	23.611139	9,412.4742
01/01/2015 to 12/31/2015	23.611139	25.730527	8,389.3046
01/01/2016 to 12/31/2016	25.730527	25.761459	7,345.9795
01/01/2017 to 12/31/2017	25.761459	33.908801	6,797.6766
01/01/2018 to 12/31/2018	33.908801	33.048893	5,036.4614
01/01/2019 to 12/31/2019	33.048893	42.558559	3,656.3490
01/01/2020 to 12/31/2020	42.558559	57.342311	3,157.5177
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.132218	18.139410	4,457.7387
01/01/2012 to 12/31/2012	18.139410	20.731411	4,362.9418
01/01/2013 to 12/31/2013	20.731411	29.473380	4,033.0499
01/01/2014 to 12/31/2014	29.473380	30.995321	3,198.9427
01/01/2015 to 12/31/2015	30.995321	31.317447	2,818.8305
01/01/2016 to 12/31/2016	31.317447	34.428133	2,441.3993
01/01/2017 to 12/31/2017	34.428133	41.601523	2,251.1685
01/01/2018 to 12/31/2018	41.601523	38.238220	1,359.4215
01/01/2019 to 12/31/2019	38.238220	50.088361	822.4658
01/01/2020 to 12/31/2020	50.088361	61.265828	797.6684

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A))
01/01/2011 to 12/31/2011	24.004328	24.813737	1,690.2133
01/01/2012 to 12/31/2012	24.813737	27.694943	3,224.1949
01/01/2013 to 12/31/2013	27.694943	29.540727	3,522.7154
01/01/2014 to 12/31/2014	29.540727	30.621618	2,500.3035
01/01/2015 to 12/31/2015	30.621618	29.629789	4,820.4654
01/01/2016 to 04/29/2016	29.629789	30.544067	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	8,945.5202
01/01/2012 to 12/31/2012	24.147479	26.892804	8,623.7713
01/01/2013 to 12/31/2013	26.892804	28.634885	8,726.7246
01/01/2014 to 12/31/2014	28.634885	29.600344	7,665.8979
01/01/2015 to 12/31/2015	29.600344	28.554137	5,748.3435
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.728420	12.098150	8,427.1981
01/01/2012 to 12/31/2012	12.098150	14.104148	6,526.7459
01/01/2013 to 12/31/2013	14.104148	17.102922	5,175.0445
01/01/2014 to 12/31/2014	17.102922	14.987713	6,348.4781
01/01/2015 to 12/31/2015	14.987713	13.819733	6,419.6539
01/01/2016 to 12/31/2016	13.819733	14.605411	6,181.3326
01/01/2017 to 12/31/2017	14.605411	16.807233	6,236.6348
01/01/2018 to 12/31/2018	16.807233	14.013125	6,247.9860
01/01/2019 to 12/31/2019	14.013125	15.549599	5,924.8329
01/01/2020 to 12/31/2020	15.549599	15.155267	6,735.8912
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.957736	14.913796	10,543.6617
01/01/2012 to 12/31/2012	14.913796	15.565947	11,238.5422
01/01/2013 to 12/31/2013	15.565947	15.328778	5,999.4240
01/01/2014 to 12/31/2014	15.328778	15.244354	3,042.2662
01/01/2015 to 12/31/2015	15.244354	15.079590	2,713.4264
01/01/2016 to 12/31/2016	15.079590	15.078887	2,543.8522
01/01/2017 to 12/31/2017	15.078887	15.070190	2,325.5762
01/01/2018 to 12/31/2018	15.070190	14.910527	1,303.8839
01/01/2019 to 12/31/2019	14.910527	15.295151	1,171.6069
01/01/2020 to 12/31/2020	15.295151	15.533003	1,165.4809

CONDENSED FINANCIAL INFORMATION (continued)
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class B
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.549595	24.753205	0.0000
01/01/2012 to 12/31/2012	24.753205	29.914327	0.0000
01/01/2013 to 12/31/2013	29.914327	38.105586	0.0000
01/01/2014 to 12/31/2014	38.105586	38.445013	0.0000
01/01/2015 to 12/31/2015	38.445013	40.540352	0.0000
01/01/2016 to 12/31/2016	40.540352	40.225018	0.0000
01/01/2017 to 12/31/2017	40.225018	52.150928	0.0000
01/01/2018 to 12/31/2018	52.150928	46.771540	0.0000
01/01/2019 to 12/31/2019	46.771540	62.391664	0.0000
01/01/2020 to 12/31/2020	62.391664	80.265211	0.0000
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.094880	24.792918	0.0000
01/01/2012 to 12/31/2012	24.792918	28.890418	0.0000
01/01/2013 to 12/31/2013	28.890418	36.545260	0.0000
01/01/2014 to 12/31/2014	36.545260	36.802126	0.0000
01/01/2015 to 12/31/2015	36.802126	36.386897	0.0000
01/01/2016 to 12/31/2016	36.386897	36.633934	0.0000
01/01/2017 to 12/31/2017	36.633934	45.480759	0.0000
01/01/2018 to 12/31/2018	45.480759	40.114720	0.0000
01/01/2019 to 12/31/2019	40.114720	52.024763	0.0000
01/01/2020 to 12/31/2020	52.024763	66.547382	0.0000
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	156.984055	148.185068	0.0000
01/01/2012 to 12/31/2012	148.185068	172.256160	0.0000
01/01/2013 to 12/31/2013	172.256160	220.994344	0.0000
01/01/2014 to 12/31/2014	220.994344	236.465020	0.0000
01/01/2015 to 12/31/2015	236.465020	249.169117	0.0000
01/01/2016 to 12/31/2016	249.169117	269.017172	0.0000
01/01/2017 to 12/31/2017	269.017172	340.343757	0.0000
01/01/2018 to 12/31/2018	340.343757	334.755871	0.0000
01/01/2019 to 12/31/2019	334.755871	431.687330	0.0000
01/01/2020 to 12/31/2020	431.687330	647.368391	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	0.0000
01/01/2013 to 12/31/2013	10.568199	11.582847	0.0000
01/01/2014 to 12/31/2014	11.582847	12.261112	0.0000
01/01/2015 to 12/31/2015	12.261112	12.160685	871.4451
01/01/2016 to 12/31/2016	12.160685	12.422836	2,221.1870
01/01/2017 to 12/31/2017	12.422836	13.918914	2,260.7286
01/01/2018 to 12/31/2018	13.918914	12.767777	2,182.4218
01/01/2019 to 12/31/2019	12.767777	14.865920	2,186.3638
01/01/2020 to 12/31/2020	14.865920	15.550851	2,227.7983
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	0.0000
01/01/2013 to 12/31/2013	11.560958	11.013615	0.0000
01/01/2014 to 12/31/2014	11.013615	11.294663	0.0000
01/01/2015 to 12/31/2015	11.294663	10.071399	0.0000
01/01/2016 to 12/31/2016	10.071399	10.821342	109.0531
01/01/2017 to 12/31/2017	10.821342	11.717341	108.8913
01/01/2018 to 12/31/2018	11.717341	10.820061	0.0000
01/01/2019 to 12/31/2019	10.820061	12.794764	0.0000
01/01/2020 to 12/31/2020	12.794764	12.997994	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.974236	10.297225	0.0000
01/01/2013 to 12/31/2013	10.297225	11.200807	0.0000
01/01/2014 to 12/31/2014	11.200807	11.698501	0.0000
01/01/2015 to 12/31/2015	11.698501	11.523323	917.4134
01/01/2016 to 12/31/2016	11.523323	11.866670	2,347.6346
01/01/2017 to 12/31/2017	11.866670	13.259498	2,365.7640
01/01/2018 to 12/31/2018	13.259498	12.134888	2,481.2760
01/01/2019 to 12/31/2019	12.134888	14.434282	2,494.7286
01/01/2020 to 12/31/2020	14.434282	14.846629	2,581.7941
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.764713	20.956683	0.0000
01/01/2012 to 12/31/2012	20.956683	24.082343	0.0000
01/01/2013 to 12/31/2013	24.082343	25.963982	0.0000
01/01/2014 to 12/31/2014	25.963982	26.446703	0.0000
01/01/2015 to 12/31/2015	26.446703	25.023573	0.0000
01/01/2016 to 12/31/2016	25.023573	28.124895	0.0000
01/01/2017 to 12/31/2017	28.124895	29.887042	0.0000
01/01/2018 to 12/31/2018	29.887042	28.622494	0.0000
01/01/2019 to 12/31/2019	28.622494	32.416780	0.0000
01/01/2020 to 12/31/2020	32.416780	34.364323	0.0000
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	3,731.8830
01/01/2012 to 12/31/2012	10.781962	12.411214	0.0000
01/01/2013 to 12/31/2013	12.411214	15.849987	1,086.5641
01/01/2014 to 12/31/2014	15.849987	16.424966	1,077.4275
01/01/2015 to 12/31/2015	16.424966	15.871355	718.1250
01/01/2016 to 12/31/2016	15.871355	17.055870	0.0000
01/01/2017 to 12/31/2017	17.055870	20.676841	0.0000
01/01/2018 to 12/31/2018	20.676841	18.335729	0.0000
01/01/2019 to 12/31/2019	18.335729	23.049717	0.0000
01/01/2020 to 12/31/2020	23.049717	27.026989	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.001185	10.465180	0.0000
01/01/2013 to 12/31/2013	10.465180	11.801777	0.0000
01/01/2014 to 12/31/2014	11.801777	12.760543	0.0000
01/01/2015 to 12/31/2015	12.760543	12.068797	1,158.9157
01/01/2016 to 12/31/2016	12.068797	12.896529	2,843.5306
01/01/2017 to 12/31/2017	12.896529	15.049220	2,787.6496
01/01/2018 to 12/31/2018	15.049220	13.746360	2,838.8057
01/01/2019 to 12/31/2019	13.746360	16.749635	2,826.5963
01/01/2020 to 12/31/2020	16.749635	18.584215	2,686.8113
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	6,127.4905
01/01/2012 to 12/31/2012	10.080204	11.817517	5,735.7656
01/01/2013 to 12/31/2013	11.817517	11.072761	5,479.2423
01/01/2014 to 12/31/2014	11.072761	10.206795	5,025.5809
01/01/2015 to 12/31/2015	10.206795	8.674616	4,732.3268
01/01/2016 to 12/31/2016	8.674616	9.537906	3,897.8308
01/01/2017 to 12/31/2017	9.537906	12.070122	3,870.2773
01/01/2018 to 12/31/2018	12.070122	10.213584	3,469.0215
01/01/2019 to 12/31/2019	10.213584	12.161390	2,269.5170
01/01/2020 to 12/31/2020	12.161390	15.265537	2,187.8244
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	0.0000
01/01/2012 to 12/31/2012	9.767007	10.054067	0.0000
01/01/2013 to 12/31/2013	10.054067	10.029369	0.0000
01/01/2014 to 12/31/2014	10.029369	9.994549	0.0000
01/01/2015 to 12/31/2015	9.994549	9.794250	0.0000
01/01/2016 to 12/31/2016	9.794250	9.960714	0.0000
01/01/2017 to 12/31/2017	9.960714	9.953412	0.0000
01/01/2018 to 12/31/2018	9.953412	9.857125	1,483.0458
01/01/2019 to 12/31/2019	9.857125	10.170703	0.0000
01/01/2020 to 12/31/2020	10.170703	10.241873	0.0000
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.200953	11.991877	0.0000
01/01/2012 to 12/31/2012	11.991877	13.513736	0.0000
01/01/2013 to 12/31/2013	13.513736	13.464108	0.0000
01/01/2014 to 12/31/2014	13.464108	13.428355	0.0000
01/01/2015 to 12/31/2015	13.428355	12.690835	0.0000
01/01/2016 to 12/31/2016	12.690835	12.623854	0.0000
01/01/2017 to 12/31/2017	12.623854	12.466241	0.0000
01/01/2018 to 12/31/2018	12.466241	12.415328	0.0000
01/01/2019 to 12/31/2019	12.415328	12.385674	0.0000
01/01/2020 to 12/31/2020	12.385674	11.491584	0.0000
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.392538	9.278453	0.0000
01/01/2012 to 12/31/2012	9.278453	10.367592	0.0000
01/01/2013 to 12/31/2013	10.367592	13.717390	0.0000
01/01/2014 to 12/31/2014	13.717390	15.341207	0.0000
01/01/2015 to 12/31/2015	15.341207	15.795138	0.0000
01/01/2016 to 12/31/2016	15.795138	16.851336	0.0000
01/01/2017 to 12/31/2017	16.851336	20.247412	0.0000
01/01/2018 to 12/31/2018	20.247412	18.686958	0.0000
01/01/2019 to 12/31/2019	18.686958	24.268727	0.0000
01/01/2020 to 12/31/2020	24.268727	29.202716	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	5,956.9535
01/01/2012 to 12/31/2012	13.278301	16.495575	5,105.5722
01/01/2013 to 12/31/2013	16.495575	16.842986	4,187.1044
01/01/2014 to 12/31/2014	16.842986	18.812389	4,166.5635
01/01/2015 to 12/31/2015	18.812389	18.290851	3,962.5901
01/01/2016 to 12/31/2016	18.290851	18.194191	3,690.5813
01/01/2017 to 12/31/2017	18.194191	19.869840	3,592.7259
01/01/2018 to 12/31/2018	19.869840	17.898178	3,335.0507
01/01/2019 to 12/31/2019	17.898178	22.028241	2,918.3535
01/01/2020 to 12/31/2020	22.028241	20.631366	3,012.3126
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	0.0000
01/01/2013 to 12/31/2013	1.047990	1.052652	0.0000
01/01/2014 to 12/31/2014	1.052652	1.095947	0.0000
01/01/2015 to 12/31/2015	1.095947	1.035267	0.0000
01/01/2016 to 12/31/2016	1.035267	1.140487	0.0000
01/01/2017 to 12/31/2017	1.140487	1.237145	0.0000
01/01/2018 to 12/31/2018	1.237145	1.141355	0.0000
01/01/2019 to 12/31/2019	1.141355	1.297460	0.0000
01/01/2020 to 12/31/2020	1.297460	1.409056	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	1,175.1383
01/01/2012 to 12/31/2012	10.003552	11.682023	1,125.5786
01/01/2013 to 12/31/2013	11.682023	15.596276	1,051.1817
01/01/2014 to 12/31/2014	15.596276	16.811629	1,006.8296
01/01/2015 to 12/31/2015	16.811629	15.588040	1,072.9572
01/01/2016 to 12/31/2016	15.588040	18.030259	1,037.4359
01/01/2017 to 12/31/2017	18.030259	20.984404	963.6602
01/01/2018 to 12/31/2018	20.984404	18.176042	871.9702
01/01/2019 to 12/31/2019	18.176042	22.396229	866.7928
01/01/2020 to 12/31/2020	22.396229	21.972290	960.9500
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.683400	16.875548	0.0000
01/01/2012 to 12/31/2012	16.875548	20.163307	0.0000
01/01/2013 to 12/31/2013	20.163307	25.273996	0.0000
01/01/2014 to 12/31/2014	25.273996	25.456537	0.0000
01/01/2015 to 12/31/2015	25.456537	26.090558	0.0000
01/01/2016 to 12/31/2016	26.090558	25.787270	0.0000
01/01/2017 to 12/31/2017	25.787270	34.771344	0.0000
01/01/2018 to 12/31/2018	34.771344	29.778578	0.0000
01/01/2019 to 12/31/2019	29.778578	38.634106	0.0000
01/01/2020 to 12/31/2020	38.634106	48.603873	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))
01/01/2011 to 04/29/2011	15.719856	17.538619	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.120547	8.373692	0.0000
01/01/2012 to 12/31/2012	8.373692	10.090892	0.0000
01/01/2013 to 04/26/2013	10.090892	10.727673	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	0.0000
01/01/2013 to 12/31/2013	1.050036	1.149200	0.0000
01/01/2014 to 12/31/2014	1.149200	1.212274	0.0000
01/01/2015 to 12/31/2015	1.212274	1.206111	8,818.9218
01/01/2016 to 12/31/2016	1.206111	1.223869	21,500.7142
01/01/2017 to 12/31/2017	1.223869	1.407936	21,358.5422
01/01/2018 to 12/31/2018	1.407936	1.288470	21,716.3707
01/01/2019 to 12/31/2019	1.288470	1.485446	22,041.0849
01/01/2020 to 12/31/2020	1.485446	1.643822	21,332.0939
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.698521	12.992729	0.0000
01/01/2012 to 12/31/2012	12.992729	14.778850	0.0000
01/01/2013 to 12/31/2013	14.778850	19.368355	0.0000
01/01/2014 to 12/31/2014	19.368355	19.933964	0.0000
01/01/2015 to 12/31/2015	19.933964	18.195678	0.0000
01/01/2016 to 12/31/2016	18.195678	23.416604	0.0000
01/01/2017 to 12/31/2017	23.416604	23.856820	0.0000
01/01/2018 to 12/31/2018	23.856820	20.251643	0.0000
01/01/2019 to 12/31/2019	20.251643	23.793565	0.0000
01/01/2020 to 12/31/2020	23.793565	24.896342	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.487126	7.692749	29,911.3510
01/01/2012 to 12/31/2012	7.692749	8.989117	25,504.7496
01/01/2013 to 12/31/2013	8.989117	12.906402	20,723.3873
01/01/2014 to 12/31/2014	12.906402	15.131470	15,595.8618
01/01/2015 to 12/31/2015	15.131470	14.318818	14,374.3913
01/01/2016 to 12/31/2016	14.318818	14.498235	14,616.8221
01/01/2017 to 12/31/2017	14.498235	16.929097	12,187.5326
01/01/2018 to 12/31/2018	16.929097	15.514243	11,095.7770
01/01/2019 to 12/31/2019	15.514243	18.904298	10,936.3774
01/01/2020 to 12/31/2020	18.904298	24.648687	7,586.2046
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	0.0000
01/01/2014 to 12/31/2014	1.129006	1.216413	0.0000
01/01/2015 to 12/31/2015	1.216413	1.184966	11,889.5002
01/01/2016 to 12/31/2016	1.184966	1.219455	29,165.0371
01/01/2017 to 12/31/2017	1.219455	1.389464	29,059.6528
01/01/2018 to 12/31/2018	1.389464	1.271601	28,959.7049
01/01/2019 to 12/31/2019	1.271601	1.526161	28,696.9724
01/01/2020 to 12/31/2020	1.526161	1.603578	28,841.7348

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	2,701.2104
01/01/2012 to 12/31/2012	12.816060	14.755778	2,628.5959
01/01/2013 to 12/31/2013	14.755778	17.355494	2,618.3111
01/01/2014 to 12/31/2014	17.355494	15.924843	2,225.9233
01/01/2015 to 12/31/2015	15.924843	15.424892	2,208.1398
01/01/2016 to 12/31/2016	15.424892	15.077303	2,166.8648
01/01/2017 to 12/31/2017	15.077303	19.054417	1,954.1856
01/01/2018 to 12/31/2018	19.054417	16.158435	1,269.2252
01/01/2019 to 12/31/2019	16.158435	20.445354	1,229.3423
01/01/2020 to 12/31/2020	20.445354	22.784608	1,087.3930
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.881861	12.741688	0.0000
01/01/2012 to 12/31/2012	12.741688	13.729784	0.0000
01/01/2013 to 12/31/2013	13.729784	18.822369	0.0000
01/01/2014 to 12/31/2014	18.822369	18.748923	0.0000
01/01/2015 to 12/31/2015	18.748923	17.559642	0.0000
01/01/2016 to 12/31/2016	17.559642	15.850571	0.0000
01/01/2017 to 12/31/2017	15.850571	21.869483	0.0000
01/01/2018 to 12/31/2018	21.869483	23.752734	0.0000
01/01/2019 to 12/31/2019	23.752734	32.821826	0.0000
01/01/2020 to 12/31/2020	32.821826	81.921514	0.0000
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	1,096.7267
01/01/2017 to 12/31/2017	1.057716	1.174452	1,095.1008
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	0.0000
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.776063	15.098543	495.3163
01/01/2012 to 12/31/2012	15.098543	16.247044	495.3163
01/01/2013 to 12/31/2013	16.247044	14.535178	495.3163
01/01/2014 to 12/31/2014	14.535178	14.747780	495.3163
01/01/2015 to 12/31/2015	14.747780	14.090470	495.3163
01/01/2016 to 12/31/2016	14.090470	14.587073	495.3163
01/01/2017 to 12/31/2017	14.587073	14.883649	495.3163
01/01/2018 to 12/31/2018	14.883649	14.322051	495.3163
01/01/2019 to 12/31/2019	14.322051	15.290973	495.3163
01/01/2020 to 12/31/2020	15.290973	16.818150	410.1154
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	0.0000
01/01/2014 to 12/31/2014	10.753200	11.519972	0.0000
01/01/2015 to 12/31/2015	11.519972	11.217665	0.0000
01/01/2016 to 12/31/2016	11.217665	11.566774	0.0000
01/01/2017 to 12/31/2017	11.566774	13.285217	0.0000
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	0.0000
01/01/2013 to 12/31/2013	1.068149	1.159797	0.0000
01/01/2014 to 12/31/2014	1.159797	1.232184	0.0000
01/01/2015 to 12/31/2015	1.232184	1.204372	8,736.7251
01/01/2016 to 12/31/2016	1.204372	1.254766	21,192.5784
01/01/2017 to 12/31/2017	1.254766	1.414262	21,457.6854
01/01/2018 to 12/31/2018	1.414262	1.263077	21,711.0384
01/01/2019 to 12/31/2019	1.263077	1.513208	21,620.8464
01/01/2020 to 12/31/2020	1.513208	1.523563	22,608.6293
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	0.0000
01/01/2012 to 12/31/2012	11.642906	12.954905	0.0000
01/01/2013 to 12/31/2013	12.954905	14.426778	0.0000
01/01/2014 to 12/31/2014	14.426778	15.053018	0.0000
01/01/2015 to 12/31/2015	15.053018	14.552333	0.0000
01/01/2016 to 12/31/2016	14.552333	15.180036	78.5641
01/01/2017 to 12/31/2017	15.180036	17.343698	76.1354
01/01/2018 to 12/31/2018	17.343698	15.986297	73.3453
01/01/2019 to 12/31/2019	15.986297	18.855262	71.0225
01/01/2020 to 12/31/2020	18.855262	20.419598	68.5944
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	1,826.6656
01/01/2012 to 12/31/2012	10.868245	12.327324	1,705.6486
01/01/2013 to 12/31/2013	12.327324	14.352831	1,597.3492
01/01/2014 to 12/31/2014	14.352831	14.914593	1,501.7604
01/01/2015 to 12/31/2015	14.914593	14.367352	1,407.7708
01/01/2016 to 12/31/2016	14.367352	15.142268	1,312.0517
01/01/2017 to 12/31/2017	15.142268	17.864493	1,225.3098
01/01/2018 to 12/31/2018	17.864493	16.074000	1,146.5914
01/01/2019 to 12/31/2019	16.074000	19.407935	1,066.9484
01/01/2020 to 12/31/2020	19.407935	21.194507	987.0280
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	50.081055	47.525399	43.5154
01/01/2012 to 12/31/2012	47.525399	55.423980	0.0000
01/01/2013 to 12/31/2013	55.423980	73.285175	0.0000
01/01/2014 to 12/31/2014	73.285175	82.069803	0.0000
01/01/2015 to 12/31/2015	82.069803	78.248028	0.0000
01/01/2016 to 12/31/2016	78.248028	89.663082	0.0000
01/01/2017 to 12/31/2017	89.663082	103.689213	0.0000
01/01/2018 to 12/31/2018	103.689213	93.086500	0.0000
01/01/2019 to 12/31/2019	93.086500	116.406297	0.0000
01/01/2020 to 12/31/2020	116.406297	118.396809	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	3,920.4239
01/01/2012 to 12/31/2012	46.405570	53.983597	3,423.1095
01/01/2013 to 12/31/2013	53.983597	71.213135	3,297.8966
01/01/2014 to 12/31/2014	71.213135	79.549130	3,189.8686
01/01/2015 to 12/31/2015	79.549130	75.630276	2,915.1266
01/01/2016 to 12/31/2016	75.630276	86.469568	2,492.6398
01/01/2017 to 12/31/2017	86.469568	99.722788	2,392.6500
01/01/2018 to 12/31/2018	99.722788	89.323189	2,221.0919
01/01/2019 to 12/31/2019	89.323189	111.437556	1,776.9249
01/01/2020 to 12/31/2020	111.437556	113.037313	1,815.8063

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	18,964.2290
01/01/2012 to 12/31/2012	10.164966	11.394364	17,739.6161
01/01/2013 to 12/31/2013	11.394364	15.345991	16,056.4500
01/01/2014 to 12/31/2014	15.345991	17.065785	16,563.2766
01/01/2015 to 12/31/2015	17.065785	17.951590	15,663.6443
01/01/2016 to 12/31/2016	17.951590	18.802330	15,189.9604
01/01/2017 to 12/31/2017	18.802330	23.129500	14,108.2437
01/01/2018 to 12/31/2018	23.129500	22.306399	12,465.8434
01/01/2019 to 12/31/2019	22.306399	28.830126	11,352.8912
01/01/2020 to 12/31/2020	28.830126	35.227442	10,802.7984
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	7,443.1598
01/01/2012 to 12/31/2012	24.556513	27.772107	6,980.4930
01/01/2013 to 12/31/2013	27.772107	35.685485	6,007.0673
01/01/2014 to 12/31/2014	35.685485	38.582772	5,668.3779
01/01/2015 to 12/31/2015	38.582772	34.629296	5,053.9057
01/01/2016 to 12/31/2016	34.629296	39.442229	4,462.5900
01/01/2017 to 12/31/2017	39.442229	42.580706	4,191.7223
01/01/2018 to 12/31/2018	42.580706	37.725153	3,678.7135
01/01/2019 to 12/31/2019	37.725153	47.983330	2,801.6542
01/01/2020 to 12/31/2020	47.983330	50.928898	2,780.6690
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.772567	10.939129	0.0000
01/01/2013 to 12/31/2013	10.939129	10.299529	0.0000
01/01/2014 to 12/31/2014	10.299529	10.923814	0.0000
01/01/2015 to 12/31/2015	10.923814	10.818275	0.0000
01/01/2016 to 12/31/2016	10.818275	10.808400	0.0000
01/01/2017 to 12/31/2017	10.808400	10.935649	0.0000
01/01/2018 to 12/31/2018	10.935649	10.775788	0.0000
01/01/2019 to 12/31/2019	10.775788	11.422244	0.0000
01/01/2020 to 12/31/2020	11.422244	12.127691	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.749953	11.616925	7,900.0460
01/01/2012 to 12/31/2012	11.616925	13.673094	7,612.0925
01/01/2013 to 12/31/2013	13.673094	15.524057	7,099.2374
01/01/2014 to 12/31/2014	15.524057	14.796430	6,962.8485
01/01/2015 to 12/31/2015	14.796430	14.274091	6,802.1079
01/01/2016 to 12/31/2016	14.274091	14.786568	6,638.2452
01/01/2017 to 12/31/2017	14.786568	19.669068	5,344.6711
01/01/2018 to 12/31/2018	19.669068	16.059924	5,191.4488
01/01/2019 to 12/31/2019	16.059924	20.968755	4,910.0101
01/01/2020 to 12/31/2020	20.968755	26.106200	3,677.6772

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	52.872659	55.426490	0.0000
01/01/2012 to 12/31/2012	55.426490	58.631517	0.0000
01/01/2013 to 12/31/2013	58.631517	57.233781	13.4201
01/01/2014 to 12/31/2014	57.233781	60.281435	13.2309
01/01/2015 to 12/31/2015	60.281435	59.645923	13.0412
01/01/2016 to 12/31/2016	59.645923	60.502059	12.8425
01/01/2017 to 12/31/2017	60.502059	61.959398	12.6454
01/01/2018 to 12/31/2018	61.959398	60.717402	12.4431
01/01/2019 to 12/31/2019	60.717402	65.593066	0.0000
01/01/2020 to 12/31/2020	65.593066	70.070104	0.0000
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.419616	12.049544	108.0536
01/01/2012 to 12/31/2012	12.049544	13.588812	102.8417
01/01/2013 to 12/31/2013	13.588812	17.985305	0.0000
01/01/2014 to 12/31/2014	17.985305	19.313315	0.0000
01/01/2015 to 12/31/2015	19.313315	20.240637	0.0000
01/01/2016 to 12/31/2016	20.240637	19.976258	0.0000
01/01/2017 to 12/31/2017	19.976258	26.383338	0.0000
01/01/2018 to 12/31/2018	26.383338	26.645241	0.0000
01/01/2019 to 12/31/2019	26.645241	34.906660	0.0000
01/01/2020 to 12/31/2020	34.906660	48.417277	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	12,869.7227
01/01/2012 to 12/31/2012	10.432759	10.286924	14,296.1254
01/01/2013 to 12/31/2013	10.286924	10.143906	12,323.7429
01/01/2014 to 12/31/2014	10.143906	10.002876	12,241.1815
01/01/2015 to 12/31/2015	10.002876	9.863807	11,916.6004
01/01/2016 to 12/31/2016	9.863807	9.737579	11,829.5770
01/01/2017 to 12/31/2017	9.737579	9.663508	11,743.2313
01/01/2018 to 12/31/2018	9.663508	9.676015	11,654.9534
01/01/2019 to 12/31/2019	9.676015	9.720694	11,568.5389
01/01/2020 to 12/31/2020	9.720694	9.603600	11,487.0092
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	0.0000
01/01/2015 to 12/31/2015	14.224312	13.944426	0.0000
01/01/2016 to 12/31/2016	13.944426	14.373477	0.0000
01/01/2017 to 12/31/2017	14.373477	15.156790	0.0000
01/01/2018 to 12/31/2018	15.156790	14.554701	0.0000
01/01/2019 to 12/31/2019	14.554701	16.036796	0.0000
01/01/2020 to 12/31/2020	16.036796	17.318191	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	0.0000
01/01/2012 to 12/31/2012	12.131028	13.266703	0.0000
01/01/2013 to 12/31/2013	13.266703	14.270071	0.0000
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	3,688.7311
01/01/2012 to 12/31/2012	11.969236	13.264763	3,662.3395
01/01/2013 to 12/31/2013	13.264763	14.941129	3,638.8549
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	3,729.0028
01/01/2015 to 12/31/2015	14.959931	14.593613	3,703.9592
01/01/2016 to 12/31/2016	14.593613	15.266804	3,678.5151
01/01/2017 to 12/31/2017	15.266804	16.657341	3,652.8858
01/01/2018 to 12/31/2018	16.657341	15.701654	3,626.7705
01/01/2019 to 12/31/2019	15.701654	17.898140	3,286.4421
01/01/2020 to 12/31/2020	17.898140	19.596716	3,068.5147
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	0.0000
01/01/2012 to 12/31/2012	11.564314	12.991262	0.0000
01/01/2013 to 12/31/2013	12.991262	15.298349	0.0000
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	0.0000
01/01/2015 to 12/31/2015	15.501026	15.091729	0.0000
01/01/2016 to 12/31/2016	15.091729	15.939318	610.5409
01/01/2017 to 12/31/2017	15.939318	18.033855	591.6663
01/01/2018 to 12/31/2018	18.033855	16.692689	569.9870
01/01/2019 to 12/31/2019	16.692689	19.657841	551.9362
01/01/2020 to 12/31/2020	19.657841	22.068556	533.0691
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	13,121.6077
01/01/2012 to 12/31/2012	11.200053	12.779627	0.0000
01/01/2013 to 12/31/2013	12.779627	15.867726	0.0000
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	0.0000
01/01/2012 to 12/31/2012	9.373272	10.732527	0.0000
01/01/2013 to 04/26/2013	10.732527	11.554139	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	3,191.8574
01/01/2015 to 12/31/2015	15.562407	15.085754	2,521.4647
01/01/2016 to 12/31/2016	15.085754	16.087043	2,413.3550
01/01/2017 to 12/31/2017	16.087043	18.903789	2,314.2036
01/01/2018 to 12/31/2018	18.903789	17.127461	2,199.1449
01/01/2019 to 12/31/2019	17.127461	20.896856	812.8961
01/01/2020 to 12/31/2020	20.896856	24.025085	765.6817
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.243796	14.240851	0.0000
01/01/2012 to 12/31/2012	14.240851	16.555969	0.0000
01/01/2013 to 12/31/2013	16.555969	20.832100	0.0000
01/01/2014 to 12/31/2014	20.832100	19.167239	0.0000
01/01/2015 to 12/31/2015	19.167239	19.988522	0.0000
01/01/2016 to 12/31/2016	19.988522	20.859055	0.0000
01/01/2017 to 12/31/2017	20.859055	26.832794	0.0000
01/01/2018 to 12/31/2018	26.832794	21.017290	0.0000
01/01/2019 to 12/31/2019	21.017290	25.499041	0.0000
01/01/2020 to 12/31/2020	25.499041	27.353944	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	54.491932	55.564400	245.7853
01/01/2017 to 12/31/2017	55.564400	65.242655	153.4961
01/01/2018 to 12/31/2018	65.242655	64.274218	56.0376
01/01/2019 to 12/31/2019	64.274218	82.989198	0.0000
01/01/2020 to 12/31/2020	82.989198	91.055085	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	18.905667	17.795573	1,344.1738
01/01/2012 to 12/31/2012	17.795573	19.405234	1,348.0046
01/01/2013 to 12/31/2013	19.405234	25.464845	1,097.6418
01/01/2014 to 12/31/2014	25.464845	27.912558	997.5021
01/01/2015 to 12/31/2015	27.912558	27.541898	677.1167
01/01/2016 to 04/29/2016	27.541898	27.722934	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	26,023.6926
01/01/2012 to 12/31/2012	12.154912	13.507356	22,699.9065
01/01/2013 to 12/31/2013	13.507356	17.785459	19,568.7217
01/01/2014 to 12/31/2014	17.785459	19.370331	15,389.7505
01/01/2015 to 12/31/2015	19.370331	19.533971	14,151.6247
01/01/2016 to 12/31/2016	19.533971	20.640095	12,575.0560
01/01/2017 to 12/31/2017	20.640095	24.204868	11,640.6050
01/01/2018 to 12/31/2018	24.204868	23.807027	9,891.3755
01/01/2019 to 12/31/2019	23.807027	30.699979	7,968.4631
01/01/2020 to 12/31/2020	30.699979	33.626245	7,124.7303
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	2,694.4130
01/01/2012 to 12/31/2012	12.170454	13.867318	2,895.4428
01/01/2013 to 12/31/2013	13.867318	18.697531	3,019.0815
01/01/2014 to 12/31/2014	18.697531	20.049645	1,745.7638
01/01/2015 to 12/31/2015	20.049645	21.854672	1,676.2113
01/01/2016 to 12/31/2016	21.854672	21.522863	1,677.4419
01/01/2017 to 12/31/2017	21.522863	29.075172	1,535.9863
01/01/2018 to 12/31/2018	29.075172	28.701361	1,420.0194
01/01/2019 to 12/31/2019	28.701361	37.499254	1,387.6689
01/01/2020 to 12/31/2020	37.499254	57.823083	1,057.5576
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	559.6554
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.712388	10.853762	1,013.0935
01/01/2012 to 12/31/2012	10.853762	11.867994	1,013.0935
01/01/2013 to 12/31/2013	11.867994	17.364975	1,013.0935
01/01/2014 to 12/31/2014	17.364975	17.283597	1,013.0935
01/01/2015 to 12/31/2015	17.283597	17.286548	1,013.0935
01/01/2016 to 12/31/2016	17.286548	18.077045	1,013.0935
01/01/2017 to 12/31/2017	18.077045	22.583000	1,013.0935
01/01/2018 to 12/31/2018	22.583000	22.329491	1,013.0935
01/01/2019 to 12/31/2019	22.329491	27.856286	1,013.0935
01/01/2020 to 12/31/2020	27.856286	36.819527	1,013.0935

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.820278	16.119922	0.0000
01/01/2014 to 12/31/2014	16.119922	16.763690	0.0000
01/01/2015 to 12/31/2015	16.763690	16.521318	0.0000
01/01/2016 to 12/31/2016	16.521318	16.631549	0.0000
01/01/2017 to 12/31/2017	16.631549	16.882739	0.0000
01/01/2018 to 12/31/2018	16.882739	16.564993	0.0000
01/01/2019 to 12/31/2019	16.564993	17.697485	0.0000
01/01/2020 to 12/31/2020	17.697485	18.652953	0.0000
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.775706	12.870452	1,495.9283
01/01/2012 to 12/31/2012	12.870452	14.125725	1,476.4506
01/01/2013 to 12/31/2013	14.125725	16.534079	1,351.4174
01/01/2014 to 12/31/2014	16.534079	17.667850	1,270.5035
01/01/2015 to 12/31/2015	17.667850	17.352605	861.2198
01/01/2016 to 12/31/2016	17.352605	18.638208	589.6298
01/01/2017 to 12/31/2017	18.638208	20.616255	388.8330
01/01/2018 to 12/31/2018	20.616255	19.147073	149.3354
01/01/2019 to 12/31/2019	19.147073	22.670141	0.0000
01/01/2020 to 12/31/2020	22.670141	24.475193	0.0000
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.530243	14.420207	0.0000
01/01/2012 to 12/31/2012	14.420207	16.539022	0.0000
01/01/2013 to 12/31/2013	16.539022	22.080341	0.0000
01/01/2014 to 12/31/2014	22.080341	24.073061	0.0000
01/01/2015 to 12/31/2015	24.073061	23.651857	0.0000
01/01/2016 to 12/31/2016	23.651857	26.610544	0.0000
01/01/2017 to 12/31/2017	26.610544	30.855466	0.0000
01/01/2018 to 12/31/2018	30.855466	27.308267	0.0000
01/01/2019 to 12/31/2019	27.308267	34.965641	0.0000
01/01/2020 to 12/31/2020	34.965641	35.739149	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	0.0000
01/01/2012 to 12/31/2012	8.727061	9.802627	0.0000
01/01/2013 to 04/26/2013	9.802627	10.737897	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.072182	25.065607	54.3052
01/01/2014 to 12/31/2014	25.065607	24.642861	0.0000
01/01/2015 to 12/31/2015	24.642861	24.392597	0.0000
01/01/2016 to 12/31/2016	24.392597	28.477956	0.0000
01/01/2017 to 12/31/2017	28.477956	32.432692	0.0000
01/01/2018 to 12/31/2018	32.432692	29.745326	111.9630
01/01/2019 to 12/31/2019	29.745326	37.957239	111.8018
01/01/2020 to 12/31/2020	37.957239	46.695249	111.6489
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	67.2321
01/01/2012 to 12/31/2012	14.561957	15.117416	66.6068
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122483	13.740600	9,768.7161
01/01/2012 to 12/31/2012	13.740600	16.078756	8,726.4607
01/01/2013 to 12/31/2013	16.078756	22.002126	8,293.7517
01/01/2014 to 12/31/2014	22.002126	23.611139	9,336.0340
01/01/2015 to 12/31/2015	23.611139	25.730527	8,313.0442
01/01/2016 to 12/31/2016	25.730527	25.761459	7,269.8880
01/01/2017 to 12/31/2017	25.761459	33.908801	6,721.7344
01/01/2018 to 12/31/2018	33.908801	33.048893	4,960.6593
01/01/2019 to 12/31/2019	33.048893	42.558559	3,580.6816
01/01/2020 to 12/31/2020	42.558559	57.342311	3,081.9723
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.132218	18.139410	4,457.7387
01/01/2012 to 12/31/2012	18.139410	20.731411	4,362.9418
01/01/2013 to 12/31/2013	20.731411	29.473380	4,033.0499
01/01/2014 to 12/31/2014	29.473380	30.995321	3,198.9427
01/01/2015 to 12/31/2015	30.995321	31.317447	2,818.8305
01/01/2016 to 12/31/2016	31.317447	34.428133	2,441.3993
01/01/2017 to 12/31/2017	34.428133	41.601523	2,251.1685
01/01/2018 to 12/31/2018	41.601523	38.238220	1,359.4215
01/01/2019 to 12/31/2019	38.238220	50.088361	822.4658
01/01/2020 to 12/31/2020	50.088361	61.265828	797.6684
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813900	15.459213	0.0000
01/01/2012 to 12/31/2012	15.459213	15.636178	0.0000
01/01/2013 to 12/31/2013	15.636178	17.077069	0.0000
01/01/2014 to 12/31/2014	17.077069	13.669772	0.0000
01/01/2015 to 12/31/2015	13.669772	9.063939	0.0000
01/01/2016 to 12/31/2016	9.063939	12.847424	0.0000
01/01/2017 to 12/31/2017	12.847424	12.575426	0.0000
01/01/2018 to 12/31/2018	12.575426	8.821939	0.0000
01/01/2019 to 12/31/2019	8.821939	9.773657	0.0000
01/01/2020 to 12/31/2020	9.773657	11.678465	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	31.570627	32.777715	0.0000
01/01/2017 to 12/31/2017	32.777715	34.982488	0.0000
01/01/2018 to 12/31/2018	34.982488	33.183621	0.0000
01/01/2019 to 12/31/2019	33.183621	37.462860	0.0000
01/01/2020 to 12/31/2020	37.462860	39.495287	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.817038	26.382895	0.0000
01/01/2012 to 12/31/2012	26.382895	29.038399	0.0000
01/01/2013 to 12/31/2013	29.038399	29.077016	0.0000
01/01/2014 to 12/31/2014	29.077016	29.987037	0.0000
01/01/2015 to 12/31/2015	29.987037	29.187014	0.0000
01/01/2016 to 04/29/2016	29.187014	29.937553	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.991488	31.107723	3,940.6391
01/01/2017 to 12/31/2017	31.107723	33.109820	3,352.7895
01/01/2018 to 12/31/2018	33.109820	31.333241	3,172.9661
01/01/2019 to 12/31/2019	31.333241	35.295691	2,798.1198
01/01/2020 to 12/31/2020	35.295691	37.105310	2,263.0473

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	4,699.2399
01/01/2012 to 12/31/2012	24.147479	26.892804	4,652.8158
01/01/2013 to 12/31/2013	26.892804	28.634885	4,595.0574
01/01/2014 to 12/31/2014	28.634885	29.600344	4,514.3514
01/01/2015 to 12/31/2015	29.600344	28.554137	4,145.3807
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.728420	12.098150	8,427.1981
01/01/2012 to 12/31/2012	12.098150	14.104148	6,526.7459
01/01/2013 to 12/31/2013	14.104148	17.102922	5,175.0445
01/01/2014 to 12/31/2014	17.102922	14.987713	6,348.4781
01/01/2015 to 12/31/2015	14.987713	13.819733	6,419.6539
01/01/2016 to 12/31/2016	13.819733	14.605411	6,181.3326
01/01/2017 to 12/31/2017	14.605411	16.807233	6,236.6348
01/01/2018 to 12/31/2018	16.807233	14.013125	6,247.9860
01/01/2019 to 12/31/2019	14.013125	15.549599	5,924.8329
01/01/2020 to 12/31/2020	15.549599	15.155267	6,735.8912
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.602673	15.681839	0.0000
01/01/2012 to 12/31/2012	15.681839	18.447751	0.0000
01/01/2013 to 12/31/2013	18.447751	24.088215	0.0000
01/01/2014 to 12/31/2014	24.088215	26.760624	0.0000
01/01/2015 to 12/31/2015	26.760624	25.585629	0.0000
01/01/2016 to 12/31/2016	25.585629	28.672290	0.0000
01/01/2017 to 12/31/2017	28.672290	33.582800	0.0000
01/01/2018 to 12/31/2018	33.582800	30.302405	0.0000
01/01/2019 to 12/31/2019	30.302405	38.966398	0.0000
01/01/2020 to 12/31/2020	38.966398	40.652645	0.0000

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-08306, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.